UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Emerging Markets Focused Growth Fund

Class A CEMAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.23%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$9,826	$10,380
7/23	$10,015	$11,026
8/23	$9,598	$10,347
9/23	$9,409	$10,076
10/23	$9,153	$9,685
11/23	$10,205	$10,460
12/23	$10,650	$10,869
1/24	$10,261	$10,364
2/24	$10,688	$10,857
3/24	$10,982	$11,126
4/24	$10,659	$11,176
5/24	$10,830	$11,239
6/24	$11,550	$11,682
7/24	$11,569	$11,717
8/24	$11,957	$11,906
9/24	$11,920	$12,701
10/24	$11,550	$12,136
11/24	$11,247	$11,700
12/24	$10,700	$11,684
1/25	$10,836	$11,893
2/25	$10,251	$11,951
3/25	$10,349	$12,026
4/25	$11,168	$12,184
5/25	$11,451	$12,704
6/25	$12,016	$13,468
7/25	$11,256	$13,730
8/25	$11,773	$13,906
9/25	$12,270	$14,901
10/25	$12,455	$15,524
11/25	$12,933	$15,153
12/25	$12,618	$15,606

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class A	17.89%	11.68%
Class A with 5.25% Maximum Sales Charge	11.68%	9.40%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Brazil
38.2%
India
35.7%
Taiwan
14.5%
United States
6.7%
Mexico
4.9%

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CEMAX-TSR-AR

Calvert Emerging Markets Focused Growth Fund

Class C CEMCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$10,370	$10,380
7/23	$10,560	$11,026
8/23	$10,110	$10,347
9/23	$9,910	$10,076
10/23	$9,630	$9,685
11/23	$10,730	$10,460
12/23	$11,190	$10,869
1/24	$10,770	$10,364
2/24	$11,220	$10,857
3/24	$11,520	$11,126
4/24	$11,170	$11,176
5/24	$11,340	$11,239
6/24	$12,090	$11,682
7/24	$12,100	$11,717
8/24	$12,500	$11,906
9/24	$12,450	$12,701
10/24	$12,070	$12,136
11/24	$11,740	$11,700
12/24	$11,162	$11,684
1/25	$11,296	$11,893
2/25	$10,678	$11,951
3/25	$10,771	$12,026
4/25	$11,626	$12,184
5/25	$11,904	$12,704
6/25	$12,491	$13,468
7/25	$11,688	$13,730
8/25	$12,223	$13,906
9/25	$12,728	$14,901
10/25	$12,913	$15,524
11/25	$13,397	$15,153
12/25	$13,059	$15,606

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class C, with conversion to Class A after 8 years	16.99%	10.86%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	15.99%	10.86%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CEMCX-TSR-AR

Calvert Emerging Markets Focused Growth Fund

Class I CMEIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
5/23	$1,000,000	$1,000,000
6/23	$1,037,000	$1,037,970
9/23	$994,000	$1,007,607
12/23	$1,125,349	$1,086,853
3/24	$1,162,394	$1,112,593
6/24	$1,222,466	$1,168,213
9/24	$1,261,512	$1,270,110
12/24	$1,133,610	$1,168,412
3/25	$1,096,510	$1,202,618
6/25	$1,274,796	$1,346,788
9/25	$1,302,621	$1,490,127
12/25	$1,339,272	$1,560,602

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class I	18.14%	11.94%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CMEIX-TSR-AR

Calvert Emerging Markets Focused Growth Fund

Class R6 CMERX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$107	0.98%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Index
5/23	$5,000,000	$5,000,000
6/23	$5,185,000	$5,189,849
7/23	$5,285,000	$5,512,924
8/23	$5,065,000	$5,173,327
9/23	$4,970,000	$5,038,033
10/23	$4,835,000	$4,842,281
11/23	$5,390,000	$5,229,809
12/23	$5,626,797	$5,434,265
1/24	$5,421,549	$5,181,932
2/24	$5,651,827	$5,428,449
3/24	$5,807,014	$5,562,964
4/24	$5,636,809	$5,587,854
5/24	$5,726,918	$5,619,415
6/24	$6,112,383	$5,841,065
7/24	$6,122,395	$5,858,449
8/24	$6,327,643	$5,953,036
9/24	$6,307,619	$6,350,550
10/24	$6,117,389	$6,068,121
11/24	$5,957,196	$5,850,092
12/24	$5,668,101	$5,842,058
1/25	$5,745,393	$5,946,457
2/25	$5,436,224	$5,975,266
3/25	$5,487,752	$6,013,091
4/25	$5,920,589	$6,092,110
5/25	$6,075,174	$6,352,014
6/25	$6,374,037	$6,733,942
7/25	$5,972,117	$6,865,179
8/25	$6,250,370	$6,953,237
9/25	$6,513,163	$7,450,634
10/25	$6,611,067	$7,762,002
11/25	$6,868,708	$7,576,375
12/25	$6,702,065	$7,803,008

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class R6	18.24%	11.98%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CMERX-TSR-AR

Calvert Flexible Bond Fund

Class A CUBAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$10,000	$10,000	$10,000
1/16	$9,626	$10,110	$10,000
2/16	$9,583	$10,182	$10,003
3/16	$9,736	$10,307	$10,007
4/16	$9,877	$10,377	$10,010
5/16	$9,943	$10,385	$10,011
6/16	$9,971	$10,568	$10,015
7/16	$10,080	$10,655	$10,017
8/16	$10,142	$10,667	$10,019
9/16	$10,188	$10,669	$10,024
10/16	$10,220	$10,598	$10,027
11/16	$10,238	$10,360	$10,028
12/16	$10,279	$10,391	$10,033
1/17	$10,336	$10,428	$10,037
2/17	$10,373	$10,508	$10,041
3/17	$10,394	$10,505	$10,043
4/17	$10,436	$10,592	$10,050
5/17	$10,469	$10,674	$10,055
6/17	$10,507	$10,664	$10,063
7/17	$10,533	$10,718	$10,072
8/17	$10,539	$10,810	$10,081
9/17	$10,552	$10,772	$10,090
10/17	$10,583	$10,785	$10,099
11/17	$10,580	$10,769	$10,107
12/17	$10,608	$10,816	$10,119
1/18	$10,619	$10,712	$10,131
2/18	$10,604	$10,610	$10,140
3/18	$10,615	$10,664	$10,154
4/18	$10,612	$10,593	$10,168
5/18	$10,632	$10,651	$10,183
6/18	$10,635	$10,635	$10,200
7/18	$10,685	$10,657	$10,216
8/18	$10,707	$10,710	$10,235
9/18	$10,716	$10,664	$10,251
10/18	$10,681	$10,575	$10,268
11/18	$10,675	$10,622	$10,289
12/18	$10,621	$10,789	$10,308
1/19	$10,804	$10,937	$10,329
2/19	$10,899	$10,949	$10,347
3/19	$10,966	$11,147	$10,370
4/19	$11,033	$11,163	$10,390
5/19	$11,064	$11,334	$10,413
6/19	$11,117	$11,494	$10,436
7/19	$11,153	$11,528	$10,455
8/19	$11,181	$11,789	$10,477
9/19	$11,208	$11,738	$10,495
10/19	$11,250	$11,776	$10,515
11/19	$11,283	$11,773	$10,528
12/19	$11,339	$11,791	$10,543
1/20	$11,410	$12,003	$10,557
2/20	$11,377	$12,182	$10,573
3/20	$10,291	$11,944	$10,604
4/20	$10,557	$12,184	$10,605
5/20	$10,742	$12,297	$10,605
6/20	$10,960	$12,400	$10,606
7/20	$11,090	$12,618	$10,608
8/20	$11,223	$12,545	$10,609
9/20	$11,255	$12,522	$10,610
10/20	$11,340	$12,478	$10,612
11/20	$11,636	$12,640	$10,612
12/20	$11,776	$12,684	$10,614
1/21	$11,889	$12,604	$10,615
2/21	$11,969	$12,442	$10,616
3/21	$12,038	$12,297	$10,616
4/21	$12,085	$12,400	$10,616
5/21	$12,128	$12,448	$10,617
6/21	$12,167	$12,538	$10,616
7/21	$12,187	$12,664	$10,617
8/21	$12,201	$12,656	$10,617
9/21	$12,234	$12,548	$10,618
10/21	$12,213	$12,538	$10,617
11/21	$12,150	$12,553	$10,618
12/21	$12,202	$12,544	$10,619
1/22	$12,104	$12,269	$10,618
2/22	$11,993	$12,102	$10,620
3/22	$11,880	$11,777	$10,623
4/22	$11,776	$11,338	$10,625
5/22	$11,762	$11,400	$10,632
6/22	$11,509	$11,173	$10,634
7/22	$11,717	$11,453	$10,640
8/22	$11,673	$11,156	$10,657
9/22	$11,465	$10,675	$10,683
10/22	$11,478	$10,558	$10,700
11/22	$11,685	$10,952	$10,735
12/22	$11,728	$10,914	$10,773
1/23	$12,033	$11,253	$10,807
2/23	$11,974	$10,977	$10,842
3/23	$12,023	$11,234	$10,889
4/23	$12,030	$11,303	$10,923
5/23	$12,023	$11,185	$10,966
6/23	$12,115	$11,168	$11,016
7/23	$12,193	$11,179	$11,060
8/23	$12,221	$11,112	$11,110
9/23	$12,147	$10,847	$11,161
10/23	$12,071	$10,684	$11,211
11/23	$12,424	$11,165	$11,261
12/23	$12,716	$11,588	$11,314
1/24	$12,815	$11,560	$11,362
2/24	$12,783	$11,422	$11,409
3/24	$12,912	$11,534	$11,460
4/24	$12,809	$11,264	$11,509
5/24	$12,966	$11,451	$11,564
6/24	$13,043	$11,556	$11,611
7/24	$13,265	$11,818	$11,663
8/24	$13,442	$11,992	$11,719
9/24	$13,591	$12,157	$11,770
10/24	$13,428	$11,881	$11,815
11/24	$13,567	$12,006	$11,860
12/24	$13,511	$11,824	$11,908
1/25	$13,631	$11,896	$11,952
2/25	$13,814	$12,142	$11,990
3/25	$13,785	$12,139	$12,030
4/25	$13,839	$12,182	$12,071
5/25	$13,915	$12,120	$12,115
6/25	$14,093	$12,309	$12,155
7/25	$14,132	$12,291	$12,197
8/25	$14,293	$12,439	$12,245
9/25	$14,398	$12,571	$12,286
10/25	$14,443	$12,654	$12,328
11/25	$14,537	$12,730	$12,362
12/25	$14,584	$12,721	$12,405

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.96%	4.37%	4.19%
Class A with 3.25% Maximum Sales Charge	4.45%	3.69%	3.84%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
25.7%
U.S. Government Agency Mortgage-Backed Securities
18.7%
U.S. Treasury Obligations
14.0%
Asset-Backed Securities
11.5%
Short-Term Investments
11.5%
Commercial Mortgage-Backed Securities
5.8%
Collateralized Mortgage Obligations
5.7%
Senior Floating-Rate Loans
4.5%
Other†
2.6%

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CUBAX-TSR-AR

Calvert Flexible Bond Fund

Class C CUBCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.61%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$10,000	$10,000	$10,000
1/16	$9,943	$10,110	$10,000
2/16	$9,886	$10,182	$10,003
3/16	$10,044	$10,307	$10,007
4/16	$10,183	$10,377	$10,010
5/16	$10,237	$10,385	$10,011
6/16	$10,266	$10,568	$10,015
7/16	$10,372	$10,655	$10,017
8/16	$10,430	$10,667	$10,019
9/16	$10,471	$10,669	$10,024
10/16	$10,498	$10,598	$10,027
11/16	$10,510	$10,360	$10,028
12/16	$10,546	$10,391	$10,033
1/17	$10,590	$10,428	$10,037
2/17	$10,627	$10,508	$10,041
3/17	$10,641	$10,505	$10,043
4/17	$10,675	$10,592	$10,050
5/17	$10,703	$10,674	$10,055
6/17	$10,741	$10,664	$10,063
7/17	$10,761	$10,718	$10,072
8/17	$10,755	$10,810	$10,081
9/17	$10,760	$10,772	$10,090
10/17	$10,787	$10,785	$10,099
11/17	$10,777	$10,769	$10,107
12/17	$10,800	$10,816	$10,119
1/18	$10,804	$10,712	$10,131
2/18	$10,790	$10,610	$10,140
3/18	$10,787	$10,664	$10,154
4/18	$10,777	$10,593	$10,168
5/18	$10,791	$10,651	$10,183
6/18	$10,781	$10,635	$10,200
7/18	$10,825	$10,657	$10,216
8/18	$10,839	$10,710	$10,235
9/18	$10,850	$10,664	$10,251
10/18	$10,807	$10,575	$10,268
11/18	$10,787	$10,622	$10,289
12/18	$10,726	$10,789	$10,308
1/19	$10,912	$10,937	$10,329
2/19	$11,001	$10,949	$10,347
3/19	$11,062	$11,147	$10,370
4/19	$11,115	$11,163	$10,390
5/19	$11,139	$11,334	$10,413
6/19	$11,185	$11,494	$10,436
7/19	$11,222	$11,528	$10,455
8/19	$11,243	$11,789	$10,477
9/19	$11,264	$11,738	$10,495
10/19	$11,298	$11,776	$10,515
11/19	$11,324	$11,773	$10,528
12/19	$11,373	$11,791	$10,543
1/20	$11,430	$12,003	$10,557
2/20	$11,397	$12,182	$10,573
3/20	$10,303	$11,944	$10,604
4/20	$10,555	$12,184	$10,605
5/20	$10,734	$12,297	$10,605
6/20	$10,952	$12,400	$10,606
7/20	$11,075	$12,618	$10,608
8/20	$11,201	$12,545	$10,609
9/20	$11,226	$12,522	$10,610
10/20	$11,303	$12,478	$10,612
11/20	$11,592	$12,640	$10,612
12/20	$11,723	$12,684	$10,614
1/21	$11,828	$12,604	$10,615
2/21	$11,901	$12,442	$10,616
3/21	$11,962	$12,297	$10,616
4/21	$12,001	$12,400	$10,616
5/21	$12,036	$12,448	$10,617
6/21	$12,067	$12,538	$10,616
7/21	$12,079	$12,664	$10,617
8/21	$12,085	$12,656	$10,617
9/21	$12,111	$12,548	$10,618
10/21	$12,082	$12,538	$10,617
11/21	$12,013	$12,553	$10,618
12/21	$12,048	$12,544	$10,619
1/22	$11,952	$12,269	$10,618
2/22	$11,835	$12,102	$10,620
3/22	$11,717	$11,777	$10,623
4/22	$11,607	$11,338	$10,625
5/22	$11,586	$11,400	$10,632
6/22	$11,330	$11,173	$10,634
7/22	$11,528	$11,453	$10,640
8/22	$11,477	$11,156	$10,657
9/22	$11,266	$10,675	$10,683
10/22	$11,271	$10,558	$10,700
11/22	$11,467	$10,952	$10,735
12/22	$11,503	$10,914	$10,773
1/23	$11,794	$11,253	$10,807
2/23	$11,730	$10,977	$10,842
3/23	$11,770	$11,234	$10,889
4/23	$11,770	$11,303	$10,923
5/23	$11,747	$11,185	$10,966
6/23	$11,838	$11,168	$11,016
7/23	$11,907	$11,179	$11,060
8/23	$11,926	$11,112	$11,110
9/23	$11,847	$10,847	$11,161
10/23	$11,766	$10,684	$11,211
11/23	$12,102	$11,165	$11,261
12/23	$12,379	$11,588	$11,314
1/24	$12,467	$11,560	$11,362
2/24	$12,429	$11,422	$11,409
3/24	$12,546	$11,534	$11,460
4/24	$12,430	$11,264	$11,509
5/24	$12,583	$11,451	$11,564
6/24	$12,650	$11,556	$11,611
7/24	$12,857	$11,818	$11,663
8/24	$13,020	$11,992	$11,719
9/24	$13,156	$12,157	$11,770
10/24	$12,990	$11,881	$11,815
11/24	$13,117	$12,006	$11,860
12/24	$13,055	$11,824	$11,908
1/25	$13,162	$11,896	$11,952
2/25	$13,331	$12,142	$11,990
3/25	$13,295	$12,139	$12,030
4/25	$13,339	$12,182	$12,071
5/25	$13,403	$12,120	$12,115
6/25	$13,566	$12,309	$12,155
7/25	$13,595	$12,291	$12,197
8/25	$13,742	$12,439	$12,245
9/25	$13,833	$12,571	$12,286
10/25	$13,869	$12,654	$12,328
11/25	$13,950	$12,730	$12,362
12/25	$14,200	$12,721	$12,405

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.16%	3.60%	3.57%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	6.16%	3.60%	3.57%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CUBCX-TSR-AR

Calvert Flexible Bond Fund

Class I CUBIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$995,308	$1,011,039	$1,000,030
2/16	$991,136	$1,018,221	$1,000,274
3/16	$1,007,370	$1,030,700	$1,000,732
4/16	$1,022,391	$1,037,722	$1,001,001
5/16	$1,028,990	$1,038,533	$1,001,080
6/16	$1,032,946	$1,056,816	$1,001,456
7/16	$1,044,642	$1,065,524	$1,001,746
8/16	$1,051,495	$1,066,674	$1,001,925
9/16	$1,056,686	$1,066,927	$1,002,419
10/16	$1,060,444	$1,059,849	$1,002,669
11/16	$1,062,714	$1,036,026	$1,002,845
12/16	$1,067,349	$1,039,104	$1,003,271
1/17	$1,072,947	$1,042,770	$1,003,714
2/17	$1,077,830	$1,050,816	$1,004,130
3/17	$1,080,446	$1,050,464	$1,004,304
4/17	$1,084,438	$1,059,180	$1,004,978
5/17	$1,089,083	$1,067,352	$1,005,485
6/17	$1,093,561	$1,066,447	$1,006,332
7/17	$1,096,816	$1,071,759	$1,007,188
8/17	$1,098,008	$1,081,005	$1,008,132
9/17	$1,098,986	$1,077,201	$1,008,995
10/17	$1,102,527	$1,078,494	$1,009,897
11/17	$1,103,224	$1,076,862	$1,010,736
12/17	$1,105,627	$1,081,610	$1,011,859
1/18	$1,107,778	$1,071,201	$1,013,068
2/18	$1,106,449	$1,061,044	$1,014,025
3/18	$1,107,790	$1,066,396	$1,015,447
4/18	$1,107,696	$1,059,280	$1,016,775
5/18	$1,110,069	$1,065,057	$1,018,327
6/18	$1,110,561	$1,063,512	$1,020,040
7/18	$1,116,060	$1,065,738	$1,021,638
8/18	$1,118,607	$1,070,989	$1,023,480
9/18	$1,119,767	$1,066,399	$1,025,053
10/18	$1,116,349	$1,057,479	$1,026,825
11/18	$1,115,913	$1,062,235	$1,028,932
12/18	$1,110,386	$1,078,854	$1,030,826
1/19	$1,129,858	$1,093,729	$1,032,858
2/19	$1,140,773	$1,094,921	$1,034,697
3/19	$1,147,355	$1,114,693	$1,037,007
4/19	$1,154,761	$1,116,253	$1,038,958
5/19	$1,158,236	$1,133,352	$1,041,329
6/19	$1,164,004	$1,149,383	$1,043,633
7/19	$1,168,072	$1,152,804	$1,045,525
8/19	$1,171,190	$1,178,889	$1,047,670
9/19	$1,174,255	$1,173,782	$1,049,501
10/19	$1,178,961	$1,177,574	$1,051,519
11/19	$1,182,653	$1,177,339	$1,052,831
12/19	$1,188,748	$1,179,093	$1,054,334
1/20	$1,196,476	$1,200,255	$1,055,742
2/20	$1,193,261	$1,218,227	$1,057,303
3/20	$1,079,241	$1,194,431	$1,060,391
4/20	$1,107,450	$1,218,357	$1,060,474
5/20	$1,127,166	$1,229,736	$1,060,491
6/20	$1,150,277	$1,239,997	$1,060,628
7/20	$1,165,040	$1,261,779	$1,060,838
8/20	$1,178,484	$1,254,503	$1,060,919
9/20	$1,182,852	$1,252,242	$1,061,045
10/20	$1,191,239	$1,247,766	$1,061,155
11/20	$1,223,556	$1,264,049	$1,061,249
12/20	$1,237,681	$1,268,414	$1,061,367
1/21	$1,249,880	$1,260,441	$1,061,467
2/21	$1,258,560	$1,244,178	$1,061,557
3/21	$1,266,123	$1,229,699	$1,061,633
4/21	$1,271,251	$1,240,039	$1,061,649
5/21	$1,276,083	$1,244,769	$1,061,671
6/21	$1,280,420	$1,253,843	$1,061,632
7/21	$1,282,802	$1,266,434	$1,061,686
8/21	$1,284,520	$1,265,588	$1,061,728
9/21	$1,288,287	$1,254,781	$1,061,786
10/21	$1,286,315	$1,253,755	$1,061,742
11/21	$1,279,960	$1,255,270	$1,061,813
12/21	$1,284,853	$1,254,423	$1,061,889
1/22	$1,275,658	$1,226,921	$1,061,841
2/22	$1,264,106	$1,210,193	$1,061,977
3/22	$1,252,493	$1,177,725	$1,062,304
4/22	$1,241,721	$1,133,799	$1,062,454
5/22	$1,240,447	$1,140,037	$1,063,186
6/22	$1,213,915	$1,117,257	$1,063,417
7/22	$1,236,212	$1,145,347	$1,063,962
8/22	$1,231,807	$1,115,572	$1,065,680
9/22	$1,210,041	$1,067,509	$1,068,332
10/22	$1,211,615	$1,055,796	$1,070,008
11/22	$1,233,783	$1,095,163	$1,073,459
12/22	$1,238,645	$1,091,443	$1,077,344
1/23	$1,271,208	$1,125,300	$1,080,718
2/23	$1,265,157	$1,097,650	$1,084,245
3/23	$1,270,607	$1,123,400	$1,088,909
4/23	$1,271,598	$1,130,262	$1,092,336
5/23	$1,271,075	$1,118,544	$1,096,615
6/23	$1,281,073	$1,116,806	$1,101,633
7/23	$1,289,639	$1,117,916	$1,106,020
8/23	$1,292,830	$1,111,184	$1,111,014
9/23	$1,285,180	$1,084,688	$1,116,105
10/23	$1,277,463	$1,068,376	$1,121,090
11/23	$1,315,130	$1,116,458	$1,126,123
12/23	$1,346,401	$1,158,821	$1,131,372
1/24	$1,357,166	$1,156,048	$1,136,207
2/24	$1,354,046	$1,142,187	$1,140,862
3/24	$1,367,980	$1,153,402	$1,145,985
4/24	$1,357,337	$1,126,449	$1,150,902
5/24	$1,374,296	$1,145,121	$1,156,425
6/24	$1,382,705	$1,155,589	$1,161,141
7/24	$1,406,582	$1,181,818	$1,166,342
8/24	$1,425,659	$1,199,216	$1,171,921
9/24	$1,441,850	$1,215,664	$1,177,005
10/24	$1,424,814	$1,188,053	$1,181,476
11/24	$1,439,916	$1,200,578	$1,185,990
12/24	$1,434,275	$1,182,446	$1,190,786
1/25	$1,447,250	$1,189,571	$1,195,169
2/25	$1,466,004	$1,214,166	$1,198,965
3/25	$1,464,239	$1,213,876	$1,202,968
4/25	$1,470,304	$1,218,164	$1,207,107
5/25	$1,478,674	$1,211,985	$1,211,495
6/25	$1,497,913	$1,230,868	$1,215,479
7/25	$1,502,330	$1,229,111	$1,219,674
8/25	$1,519,864	$1,243,874	$1,224,467
9/25	$1,531,288	$1,257,054	$1,228,567
10/25	$1,536,473	$1,265,355	$1,232,810
11/25	$1,546,793	$1,272,986	$1,236,226
12/25	$1,552,458	$1,272,105	$1,240,534

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.24%	4.63%	4.49%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CUBIX-TSR-AR

Calvert Flexible Bond Fund

Class R6 CUBRX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,976,540	$5,055,195	$5,000,152
2/16	$4,955,678	$5,091,105	$5,001,370
3/16	$5,036,852	$5,153,498	$5,003,659
4/16	$5,111,953	$5,188,610	$5,005,007
5/16	$5,144,951	$5,192,663	$5,005,398
6/16	$5,164,729	$5,284,079	$5,007,282
7/16	$5,223,211	$5,327,621	$5,008,731
8/16	$5,257,477	$5,333,368	$5,009,623
9/16	$5,283,430	$5,334,636	$5,012,094
10/16	$5,302,219	$5,299,245	$5,013,347
11/16	$5,313,569	$5,180,132	$5,014,224
12/16	$5,336,745	$5,195,521	$5,016,354
1/17	$5,364,737	$5,213,851	$5,018,572
2/17	$5,389,149	$5,254,080	$5,020,651
3/17	$5,402,228	$5,252,319	$5,021,521
4/17	$5,422,192	$5,295,899	$5,024,890
5/17	$5,445,416	$5,336,759	$5,027,426
6/17	$5,467,804	$5,332,234	$5,031,658
7/17	$5,484,079	$5,358,794	$5,035,940
8/17	$5,490,039	$5,405,027	$5,040,658
9/17	$5,494,932	$5,386,005	$5,044,976
10/17	$5,512,634	$5,392,472	$5,049,483
11/17	$5,516,121	$5,384,312	$5,053,679
12/17	$5,528,136	$5,408,048	$5,059,294
1/18	$5,538,890	$5,356,007	$5,065,338
2/18	$5,532,245	$5,305,221	$5,070,127
3/18	$5,538,952	$5,331,979	$5,077,236
4/18	$5,538,480	$5,296,402	$5,083,873
5/18	$5,550,346	$5,325,285	$5,091,634
6/18	$5,552,805	$5,317,562	$5,100,198
7/18	$5,580,300	$5,328,690	$5,108,191
8/18	$5,593,033	$5,354,943	$5,117,401
9/18	$5,598,836	$5,331,997	$5,125,262
10/18	$5,581,745	$5,287,393	$5,134,124
11/18	$5,579,566	$5,311,173	$5,144,660
12/18	$5,551,929	$5,394,269	$5,154,131
1/19	$5,649,288	$5,468,645	$5,164,290
2/19	$5,703,865	$5,474,605	$5,173,485
3/19	$5,736,773	$5,573,464	$5,185,035
4/19	$5,773,805	$5,581,265	$5,194,788
5/19	$5,792,030	$5,666,762	$5,206,643
6/19	$5,821,008	$5,746,914	$5,218,164
7/19	$5,841,767	$5,764,021	$5,227,627
8/19	$5,861,670	$5,894,445	$5,238,352
9/19	$5,873,529	$5,868,908	$5,247,503
10/19	$5,896,783	$5,887,870	$5,257,597
11/19	$5,915,655	$5,886,693	$5,264,155
12/19	$5,946,616	$5,895,465	$5,271,669
1/20	$5,985,638	$6,001,276	$5,278,712
2/20	$5,969,885	$6,091,134	$5,286,516
3/20	$5,403,718	$5,972,153	$5,301,957
4/20	$5,541,082	$6,091,783	$5,302,370
5/20	$5,640,268	$6,148,680	$5,302,457
6/20	$5,760,552	$6,199,984	$5,303,139
7/20	$5,830,819	$6,308,893	$5,304,189
8/20	$5,902,394	$6,272,513	$5,304,595
9/20	$5,920,633	$6,261,209	$5,305,225
10/20	$5,963,075	$6,238,830	$5,305,776
11/20	$6,125,203	$6,320,243	$5,306,247
12/20	$6,196,494	$6,342,068	$5,306,834
1/21	$6,262,073	$6,302,205	$5,307,334
2/21	$6,301,865	$6,220,888	$5,307,783
3/21	$6,340,154	$6,148,493	$5,308,167
4/21	$6,366,206	$6,200,195	$5,308,247
5/21	$6,390,764	$6,223,844	$5,308,356
6/21	$6,412,661	$6,269,217	$5,308,160
7/21	$6,424,968	$6,332,168	$5,308,428
8/21	$6,434,121	$6,327,941	$5,308,638
9/21	$6,453,359	$6,273,903	$5,308,928
10/21	$6,448,111	$6,268,776	$5,308,711
11/21	$6,416,829	$6,276,348	$5,309,066
12/21	$6,441,883	$6,272,116	$5,309,443
1/22	$6,391,994	$6,134,605	$5,309,204
2/22	$6,338,652	$6,050,966	$5,309,885
3/22	$6,280,823	$5,888,626	$5,311,522
4/22	$6,223,059	$5,668,995	$5,312,269
5/22	$6,217,891	$5,700,187	$5,315,928
6/22	$6,085,235	$5,586,283	$5,317,087
7/22	$6,197,514	$5,726,734	$5,319,812
8/22	$6,180,232	$5,577,860	$5,328,398
9/22	$6,067,300	$5,337,544	$5,341,659
10/22	$6,079,884	$5,278,979	$5,350,042
11/22	$6,187,145	$5,475,814	$5,367,295
12/22	$6,216,845	$5,457,215	$5,386,722
1/23	$6,380,691	$5,626,500	$5,403,591
2/23	$6,350,828	$5,488,248	$5,421,227
3/23	$6,378,699	$5,616,998	$5,444,545
4/23	$6,379,669	$5,651,311	$5,461,682
5/23	$6,377,498	$5,592,720	$5,483,073
6/23	$6,432,913	$5,584,028	$5,508,166
7/23	$6,476,382	$5,589,579	$5,530,099
8/23	$6,492,891	$5,555,919	$5,555,069
9/23	$6,454,977	$5,423,438	$5,580,525
10/23	$6,416,726	$5,341,879	$5,605,451
11/23	$6,606,395	$5,582,290	$5,630,617
12/23	$6,763,874	$5,794,105	$5,656,862
1/24	$6,813,757	$5,780,239	$5,681,035
2/24	$6,803,273	$5,710,937	$5,704,309
3/24	$6,869,000	$5,767,009	$5,729,924
4/24	$6,816,034	$5,632,243	$5,754,510
5/24	$6,906,461	$5,725,605	$5,782,124
6/24	$6,944,316	$5,777,946	$5,805,703
7/24	$7,064,787	$5,909,092	$5,831,709
8/24	$7,161,137	$5,996,080	$5,859,606
9/24	$7,247,360	$6,078,319	$5,885,025
10/24	$7,162,230	$5,940,264	$5,907,380
11/24	$7,233,569	$6,002,890	$5,929,951
12/24	$7,210,987	$5,912,228	$5,953,928
1/25	$7,276,924	$5,947,855	$5,975,847
2/25	$7,371,615	$6,070,831	$5,994,825
3/25	$7,358,237	$6,069,382	$6,014,838
4/25	$7,394,201	$6,090,818	$6,035,533
5/25	$7,431,704	$6,059,927	$6,057,474
6/25	$7,529,259	$6,154,339	$6,077,394
7/25	$7,557,111	$6,145,554	$6,098,371
8/25	$7,645,805	$6,219,372	$6,122,334
9/25	$7,703,752	$6,285,268	$6,142,833
10/25	$7,730,320	$6,326,774	$6,164,049
11/25	$7,777,518	$6,364,929	$6,181,128
12/25	$7,811,658	$6,360,523	$6,202,671

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	8.33%	4.74%	4.56%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/1/19 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CUBRX-TSR-AR

Calvert Responsible Municipal Income Fund

Class A CTTLX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections in the education sector hurt Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns

↑ Security selections and an overweight exposure to bonds with 12-17 years remaining to maturity helped Fund performance relative to the Index

↑ Security selections within bonds with 4% coupon rates helped Fund performance relative to the Index

↑ Security selections and an overweight exposure to the housing sector contributed to Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
12/15	$10,000	$10,000
1/16	$9,757	$10,119
2/16	$9,724	$10,135
3/16	$9,782	$10,167
4/16	$9,864	$10,242
5/16	$9,902	$10,270
6/16	$10,045	$10,433
7/16	$10,013	$10,440
8/16	$10,040	$10,454
9/16	$9,969	$10,401
10/16	$9,868	$10,292
11/16	$9,482	$9,908
12/16	$9,634	$10,025
1/17	$9,650	$10,091
2/17	$9,698	$10,161
3/17	$9,739	$10,183
4/17	$9,805	$10,257
5/17	$9,958	$10,420
6/17	$9,942	$10,382
7/17	$9,994	$10,466
8/17	$10,059	$10,546
9/17	$10,017	$10,492
10/17	$10,035	$10,518
11/17	$10,008	$10,462
12/17	$10,116	$10,571
1/18	$9,995	$10,447
2/18	$9,968	$10,415
3/18	$10,002	$10,454
4/18	$9,971	$10,416
5/18	$10,065	$10,536
6/18	$10,057	$10,545
7/18	$10,073	$10,570
8/18	$10,082	$10,597
9/18	$10,041	$10,529
10/18	$9,972	$10,464
11/18	$10,070	$10,580
12/18	$10,170	$10,707
1/19	$10,238	$10,787
2/19	$10,292	$10,845
3/19	$10,443	$11,017
4/19	$10,483	$11,058
5/19	$10,629	$11,211
6/19	$10,668	$11,252
7/19	$10,753	$11,343
8/19	$10,943	$11,522
9/19	$10,861	$11,429
10/19	$10,852	$11,450
11/19	$10,863	$11,478
12/19	$10,893	$11,513
1/20	$11,109	$11,720
2/20	$11,266	$11,871
3/20	$10,881	$11,441
4/20	$10,750	$11,297
5/20	$11,098	$11,656
6/20	$11,125	$11,752
7/20	$11,298	$11,950
8/20	$11,223	$11,894
9/20	$11,216	$11,897
10/20	$11,173	$11,861
11/20	$11,326	$12,040
12/20	$11,369	$12,113
1/21	$11,405	$12,191
2/21	$11,193	$11,997
3/21	$11,229	$12,071
4/21	$11,314	$12,172
5/21	$11,343	$12,208
6/21	$11,367	$12,242
7/21	$11,464	$12,344
8/21	$11,426	$12,298
9/21	$11,327	$12,209
10/21	$11,303	$12,174
11/21	$11,388	$12,277
12/21	$11,390	$12,297
1/22	$11,086	$11,961
2/22	$11,022	$11,918
3/22	$10,697	$11,531
4/22	$10,407	$11,212
5/22	$10,516	$11,379
6/22	$10,393	$11,193
7/22	$10,635	$11,488
8/22	$10,417	$11,237
9/22	$10,069	$10,805
10/22	$10,005	$10,715
11/22	$10,434	$11,217
12/22	$10,457	$11,249
1/23	$10,742	$11,572
2/23	$10,495	$11,310
3/23	$10,706	$11,561
4/23	$10,687	$11,535
5/23	$10,577	$11,435
6/23	$10,657	$11,549
7/23	$10,687	$11,595
8/23	$10,564	$11,428
9/23	$10,292	$11,093
10/23	$10,169	$10,999
11/23	$10,784	$11,697
12/23	$11,031	$11,969
1/24	$11,015	$11,908
2/24	$11,021	$11,923
3/24	$11,012	$11,923
4/24	$10,902	$11,775
5/24	$10,872	$11,740
6/24	$11,051	$11,920
7/24	$11,159	$12,029
8/24	$11,252	$12,124
9/24	$11,361	$12,244
10/24	$11,178	$12,065
11/24	$11,360	$12,274
12/24	$11,213	$12,095
1/25	$11,242	$12,156
2/25	$11,375	$12,276
3/25	$11,168	$12,068
4/25	$11,124	$11,971
5/25	$11,071	$11,978
6/25	$11,153	$12,053
7/25	$11,100	$12,029
8/25	$11,197	$12,133
9/25	$11,459	$12,414
10/25	$11,624	$12,568
11/25	$11,662	$12,597
12/25	$11,684	$12,608

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	4.21%	0.55%	1.90%
Class A with 3.25% Maximum Sales Charge	0.84%	(0.12)%	1.57%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$411,486,803
# of Portfolio Holdings	267
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$816,597

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Housing 21.0%
General Obligations 18.7%
Water and Sewer 8.7%
Other Revenue 8.7%
Hospital 8.0%
Electric Utilities 6.3%
Education 6.3%
Lease Rev./Cert. of Participation 5.8%
Special Tax Revenue 5.2%
Transportation 5.2%
Bond Bank 3.1%
Other* 3.0%

Value	Value
OtherFootnote Reference*	3.0%
Bond Bank	3.1%
Transportation	5.2%
Special Tax Revenue	5.2%
Lease Rev./Cert. of Participation	5.8%
Education	6.3%
Electric Utilities	6.3%
Hospital	8.0%
Other Revenue	8.7%
Water and Sewer	8.7%
General Obligations	18.7%
Housing	21.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.7%
BBB	7.9%
A	21.1%
AA	51.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CTTLX-TSR-AR

Calvert Responsible Municipal Income Fund

Class C CTTCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections in the education sector hurt Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns

↑ Security selections and an overweight exposure to bonds with 12-17 years remaining to maturity helped Fund performance relative to the Index

↑ Security selections within bonds with 4% coupon rates helped Fund performance relative to the Index

↑ Security selections and an overweight exposure to the housing sector contributed to Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
12/15	$10,000	$10,000
1/16	$10,073	$10,119
2/16	$10,036	$10,135
3/16	$10,090	$10,167
4/16	$10,168	$10,242
5/16	$10,202	$10,270
6/16	$10,337	$10,433
7/16	$10,298	$10,440
8/16	$10,322	$10,454
9/16	$10,242	$10,401
10/16	$10,132	$10,292
11/16	$9,733	$9,908
12/16	$9,875	$10,025
1/17	$9,892	$10,091
2/17	$9,934	$10,161
3/17	$9,971	$10,183
4/17	$10,032	$10,257
5/17	$10,176	$10,420
6/17	$10,161	$10,382
7/17	$10,208	$10,466
8/17	$10,262	$10,546
9/17	$10,219	$10,492
10/17	$10,232	$10,518
11/17	$10,191	$10,462
12/17	$10,295	$10,571
1/18	$10,165	$10,447
2/18	$10,132	$10,415
3/18	$10,160	$10,454
4/18	$10,122	$10,416
5/18	$10,211	$10,536
6/18	$10,203	$10,545
7/18	$10,213	$10,570
8/18	$10,216	$10,597
9/18	$10,163	$10,529
10/18	$10,086	$10,464
11/18	$10,179	$10,580
12/18	$10,275	$10,707
1/19	$10,336	$10,787
2/19	$10,384	$10,845
3/19	$10,530	$11,017
4/19	$10,564	$11,058
5/19	$10,704	$11,211
6/19	$10,737	$11,252
7/19	$10,816	$11,343
8/19	$10,999	$11,522
9/19	$10,911	$11,429
10/19	$10,894	$11,450
11/19	$10,898	$11,478
12/19	$10,921	$11,513
1/20	$11,131	$11,720
2/20	$11,282	$11,871
3/20	$10,890	$11,441
4/20	$10,752	$11,297
5/20	$11,093	$11,656
6/20	$11,113	$11,752
7/20	$11,279	$11,950
8/20	$11,197	$11,894
9/20	$11,183	$11,897
10/20	$11,133	$11,861
11/20	$11,278	$12,040
12/20	$11,314	$12,113
1/21	$11,343	$12,191
2/21	$11,126	$11,997
3/21	$11,154	$12,071
4/21	$11,231	$12,172
5/21	$11,254	$12,208
6/21	$11,277	$12,242
7/21	$11,359	$12,344
8/21	$11,314	$12,298
9/21	$11,210	$12,209
10/21	$11,178	$12,174
11/21	$11,255	$12,277
12/21	$11,250	$12,297
1/22	$10,942	$11,961
2/22	$10,873	$11,918
3/22	$10,546	$11,531
4/22	$10,254	$11,212
5/22	$10,354	$11,379
6/22	$10,227	$11,193
7/22	$10,458	$11,488
8/22	$10,237	$11,237
9/22	$9,889	$10,805
10/22	$9,827	$10,715
11/22	$10,235	$11,217
12/22	$10,250	$11,249
1/23	$10,523	$11,572
2/23	$10,276	$11,310
3/23	$10,476	$11,561
4/23	$10,451	$11,535
5/23	$10,337	$11,435
6/23	$10,408	$11,549
7/23	$10,431	$11,595
8/23	$10,304	$11,428
9/23	$10,032	$11,093
10/23	$9,906	$10,999
11/23	$10,499	$11,697
12/23	$10,733	$11,969
1/24	$10,710	$11,908
2/24	$10,710	$11,923
3/24	$10,694	$11,923
4/24	$10,581	$11,775
5/24	$10,545	$11,740
6/24	$10,712	$11,920
7/24	$10,809	$12,029
8/24	$10,893	$12,124
9/24	$10,992	$12,244
10/24	$10,808	$12,065
11/24	$10,977	$12,274
12/24	$10,828	$12,095
1/25	$10,849	$12,156
2/25	$10,972	$12,276
3/25	$10,765	$12,068
4/25	$10,715	$11,971
5/25	$10,658	$11,978
6/25	$10,730	$12,053
7/25	$10,672	$12,029
8/25	$10,759	$12,133
9/25	$11,004	$12,414
10/25	$11,155	$12,568
11/25	$11,185	$12,597
12/25	$11,200	$12,608

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.43%	(0.20)%	1.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.43%	(0.20)%	1.14%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$411,486,803
# of Portfolio Holdings	267
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$816,597

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Bond Bank	3.1%
Transportation	5.2%
Special Tax Revenue	5.2%
Lease Rev./Cert. of Participation	5.8%
Education	6.3%
Electric Utilities	6.3%
Hospital	8.0%
Other Revenue	8.7%
Water and Sewer	8.7%
General Obligations	18.7%
Housing	21.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.7%
BBB	7.9%
A	21.1%
AA	51.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CTTCX-TSR-AR

Calvert Responsible Municipal Income Fund

Class I CTTIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns

↑ Security selections and an overweight exposure to bonds with 12-17 years remaining to maturity helped Fund performance relative to the Index

↑ Security selections within bonds with 4% coupon rates helped Fund performance relative to the Index

↑ Security selections and an overweight exposure to the housing sector contributed to Index-relative performance during the period

↓ Security selections in bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections in the education sector hurt Index-relative returns

↓ Security selections in AAA rated bonds detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
12/15	$1,000,000	$1,000,000
1/16	$1,008,094	$1,011,932
2/16	$1,005,004	$1,013,524
3/16	$1,011,288	$1,016,734
4/16	$1,020,026	$1,024,210
5/16	$1,024,337	$1,026,980
6/16	$1,039,385	$1,043,318
7/16	$1,036,403	$1,043,955
8/16	$1,039,464	$1,045,364
9/16	$1,032,428	$1,040,146
10/16	$1,022,199	$1,029,234
11/16	$983,281	$990,848
12/16	$998,650	$1,002,481
1/17	$1,000,604	$1,009,090
2/17	$1,006,437	$1,016,097
3/17	$1,010,368	$1,018,303
4/17	$1,017,476	$1,025,692
5/17	$1,033,653	$1,041,970
6/17	$1,032,336	$1,038,233
7/17	$1,038,146	$1,046,633
8/17	$1,045,221	$1,054,598
9/17	$1,041,828	$1,049,236
10/17	$1,043,875	$1,051,797
11/17	$1,040,606	$1,046,165
12/17	$1,052,044	$1,057,100
1/18	$1,039,722	$1,044,655
2/18	$1,037,140	$1,041,533
3/18	$1,040,883	$1,045,378
4/18	$1,038,547	$1,041,647
5/18	$1,048,515	$1,053,575
6/18	$1,047,910	$1,054,474
7/18	$1,050,439	$1,057,033
8/18	$1,051,647	$1,059,748
9/18	$1,047,612	$1,052,887
10/18	$1,039,905	$1,046,403
11/18	$1,051,062	$1,057,985
12/18	$1,061,669	$1,070,652
1/19	$1,068,922	$1,078,746
2/19	$1,074,857	$1,084,522
3/19	$1,090,917	$1,101,665
4/19	$1,095,426	$1,105,806
5/19	$1,110,813	$1,121,051
6/19	$1,115,197	$1,125,190
7/19	$1,124,310	$1,134,258
8/19	$1,144,320	$1,152,150
9/19	$1,136,041	$1,142,914
10/19	$1,135,981	$1,144,962
11/19	$1,136,658	$1,147,826
12/19	$1,140,043	$1,151,330
1/20	$1,162,844	$1,172,016
2/20	$1,179,512	$1,187,129
3/20	$1,139,588	$1,144,069
4/20	$1,126,082	$1,129,710
5/20	$1,162,751	$1,165,648
6/20	$1,166,470	$1,175,242
7/20	$1,184,086	$1,195,035
8/20	$1,177,224	$1,189,428
9/20	$1,176,000	$1,189,681
10/20	$1,171,800	$1,186,107
11/20	$1,188,003	$1,204,006
12/20	$1,193,503	$1,211,341
1/21	$1,196,846	$1,219,060
2/21	$1,174,867	$1,199,691
3/21	$1,179,621	$1,207,089
4/21	$1,188,719	$1,217,214
5/21	$1,192,062	$1,220,846
6/21	$1,194,771	$1,224,198
7/21	$1,204,531	$1,234,351
8/21	$1,200,779	$1,229,821
9/21	$1,190,668	$1,220,946
10/21	$1,188,323	$1,217,376
11/21	$1,197,480	$1,227,739
12/21	$1,198,022	$1,229,720
1/22	$1,166,304	$1,196,059
2/22	$1,160,582	$1,191,774
3/22	$1,125,990	$1,153,140
4/22	$1,095,810	$1,121,245
5/22	$1,107,432	$1,137,901
6/22	$1,094,030	$1,119,264
7/22	$1,120,393	$1,148,837
8/22	$1,097,718	$1,123,659
9/22	$1,060,668	$1,080,532
10/22	$1,054,922	$1,071,546
11/22	$1,100,244	$1,121,666
12/22	$1,102,844	$1,124,877
1/23	$1,133,105	$1,157,189
2/23	$1,107,352	$1,131,023
3/23	$1,129,805	$1,156,117
4/23	$1,128,080	$1,153,476
5/23	$1,116,739	$1,143,481
6/23	$1,125,403	$1,154,935
7/23	$1,128,799	$1,159,504
8/23	$1,116,021	$1,142,811
9/23	$1,087,629	$1,109,317
10/23	$1,074,126	$1,099,877
11/23	$1,139,999	$1,169,699
12/23	$1,166,281	$1,196,885
1/24	$1,164,803	$1,190,772
2/24	$1,165,653	$1,192,301
3/24	$1,164,944	$1,192,264
4/24	$1,153,654	$1,177,498
5/24	$1,150,682	$1,174,044
6/24	$1,169,111	$1,192,039
7/24	$1,181,463	$1,202,904
8/24	$1,191,608	$1,212,391
9/24	$1,203,363	$1,224,374
10/24	$1,184,276	$1,206,521
11/24	$1,203,790	$1,227,363
12/24	$1,188,500	$1,209,494
1/25	$1,191,832	$1,215,556
2/25	$1,206,163	$1,227,608
3/25	$1,183,718	$1,206,803
4/25	$1,179,244	$1,197,081
5/25	$1,174,708	$1,197,849
6/25	$1,183,676	$1,205,307
7/25	$1,178,302	$1,202,872
8/25	$1,188,012	$1,213,327
9/25	$1,216,857	$1,241,426
10/25	$1,234,565	$1,256,823
11/25	$1,238,863	$1,259,706
12/25	$1,241,592	$1,260,840

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.47%	0.79%	2.19%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$411,486,803
# of Portfolio Holdings	267
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$816,597

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Bond Bank	3.1%
Transportation	5.2%
Special Tax Revenue	5.2%
Lease Rev./Cert. of Participation	5.8%
Education	6.3%
Electric Utilities	6.3%
Hospital	8.0%
Other Revenue	8.7%
Water and Sewer	8.7%
General Obligations	18.7%
Housing	21.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.7%
BBB	7.9%
A	21.1%
AA	51.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CTTIX-TSR-AR

Calvert Small/Mid-Cap Fund

Class A CMPAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.14%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the information technology sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the health care and financials sectors also detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc. hurt returns as higher costs, increased leverage from a recent acquisition and weaker pricing pressured shares

↓ An overweight in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Security selections in the consumer staples sector contributed to returns relative to the Index during the period

↑ Security selections and underweight exposure to real estate sector and a lack of exposure to the poor-performing energy sector helped Index-relative returns

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An overweight position in Woodward, Inc., aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2500™ Index
12/15	$9,475	$10,000	$10,000
1/16	$8,922	$9,436	$9,203
2/16	$9,024	$9,433	$9,267
3/16	$9,708	$10,097	$10,039
4/16	$9,645	$10,159	$10,187
5/16	$9,887	$10,341	$10,402
6/16	$9,876	$10,362	$10,398
7/16	$10,155	$10,774	$10,940
8/16	$10,244	$10,801	$11,027
9/16	$10,209	$10,818	$11,080
10/16	$9,946	$10,584	$10,631
11/16	$10,657	$11,058	$11,535
12/16	$10,938	$11,274	$11,759
1/17	$11,011	$11,486	$11,922
2/17	$11,327	$11,913	$12,209
3/17	$11,399	$11,921	$12,201
4/17	$11,467	$12,047	$12,295
5/17	$11,399	$12,171	$12,157
6/17	$11,648	$12,280	$12,461
7/17	$11,760	$12,512	$12,590
8/17	$11,603	$12,536	$12,486
9/17	$12,075	$12,842	$13,052
10/17	$12,180	$13,122	$13,254
11/17	$12,594	$13,521	$13,690
12/17	$12,620	$13,656	$13,736
1/18	$12,970	$14,375	$14,155
2/18	$12,498	$13,846	$13,573
3/18	$12,653	$13,568	$13,703
4/18	$12,698	$13,619	$13,735
5/18	$13,359	$14,004	$14,381
6/18	$13,515	$14,095	$14,485
7/18	$13,771	$14,563	$14,765
8/18	$14,221	$15,074	$15,399
9/18	$14,204	$15,099	$15,165
10/18	$12,959	$13,988	$13,626
11/18	$13,315	$14,268	$13,883
12/18	$11,995	$12,940	$12,362
1/19	$13,157	$14,051	$13,785
2/19	$13,871	$14,545	$14,436
3/19	$13,841	$14,757	$14,317
4/19	$14,398	$15,346	$14,819
5/19	$13,829	$14,353	$13,765
6/19	$14,749	$15,361	$14,741
7/19	$14,991	$15,590	$14,894
8/19	$14,698	$15,272	$14,299
9/19	$14,722	$15,540	$14,552
10/19	$14,716	$15,875	$14,831
11/19	$15,187	$16,478	$15,467
12/19	$15,368	$16,954	$15,794
1/20	$15,255	$16,935	$15,474
2/20	$13,996	$15,549	$14,176
3/20	$11,548	$13,410	$11,100
4/20	$12,813	$15,187	$12,715
5/20	$13,534	$15,999	$13,654
6/20	$13,617	$16,364	$14,049
7/20	$14,293	$17,294	$14,608
8/20	$14,845	$18,546	$15,270
9/20	$14,206	$17,871	$14,875
10/20	$14,519	$17,485	$15,144
11/20	$16,121	$19,613	$17,611
12/20	$17,337	$20,495	$18,952
1/21	$17,149	$20,404	$19,416
2/21	$18,158	$21,042	$20,683
3/21	$18,776	$21,796	$21,023
4/21	$19,486	$22,919	$21,863
5/21	$19,512	$23,024	$21,908
6/21	$19,532	$23,592	$22,167
7/21	$19,629	$23,991	$21,779
8/21	$19,688	$24,675	$22,273
9/21	$18,933	$23,568	$21,573
10/21	$19,903	$25,161	$22,631
11/21	$19,323	$24,778	$21,687
12/21	$20,610	$25,754	$22,398
1/22	$19,152	$24,239	$20,534
2/22	$19,678	$23,628	$20,765
3/22	$19,537	$24,395	$21,095
4/22	$18,102	$22,206	$19,298
5/22	$17,665	$22,176	$19,363
6/22	$16,511	$20,321	$17,513
7/22	$17,917	$22,227	$19,325
8/22	$17,037	$21,397	$18,811
9/22	$15,639	$19,413	$17,019
10/22	$17,133	$21,005	$18,652
11/22	$17,732	$22,102	$19,440
12/22	$17,088	$20,808	$18,284
1/23	$18,546	$22,241	$20,112
2/23	$18,414	$21,721	$19,640
3/23	$18,275	$22,302	$18,903
4/23	$18,313	$22,539	$18,657
5/23	$17,546	$22,627	$18,330
6/23	$18,624	$24,172	$19,891
7/23	$19,190	$25,039	$20,880
8/23	$18,577	$24,555	$20,060
9/23	$17,461	$23,386	$18,940
10/23	$16,584	$22,766	$17,790
11/23	$18,104	$24,888	$19,391
12/23	$19,386	$26,209	$21,469
1/24	$19,066	$26,499	$20,908
2/24	$19,979	$27,933	$22,045
3/24	$20,705	$28,835	$22,955
4/24	$19,386	$27,566	$21,417
5/24	$19,956	$28,868	$22,308
6/24	$19,737	$29,762	$21,973
7/24	$20,720	$30,315	$23,606
8/24	$21,165	$30,975	$23,545
9/24	$21,290	$31,616	$23,896
10/24	$20,775	$31,384	$23,674
11/24	$22,945	$33,471	$26,004
12/24	$21,373	$32,448	$24,044
1/25	$21,965	$33,473	$24,897
2/25	$21,273	$32,831	$23,728
3/25	$20,456	$30,916	$22,241
4/25	$19,697	$30,709	$21,782
5/25	$20,648	$32,655	$23,085
6/25	$20,873	$34,314	$24,150
7/25	$20,648	$35,070	$24,617
8/25	$21,465	$35,881	$25,909
9/25	$20,764	$37,120	$26,324
10/25	$20,289	$37,915	$26,500
11/25	$20,389	$38,019	$26,885
12/25	$20,182	$38,012	$26,907

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	(5.59)%	3.08%	7.85%
Class A with 5.25% Maximum Sales Charge	(10.55)%	1.97%	7.27%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2500™ Index	11.91%	7.26%	10.40%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$206,228,363
# of Portfolio Holdings	77
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$346,324

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
26.9%
Financials
20.2%
Consumer Discretionary
17.7%
Information Technology
10.1%
Health Care
8.7%
Real Estate
6.0%
Materials
5.5%
Consumer Staples
3.3%
Utilities
1.6%
Short-Term Investments
0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.6%
Consumer Staples	3.3%
Materials	5.5%
Real Estate	6.0%
Health Care	8.7%
Information Technology	10.1%
Consumer Discretionary	17.7%
Financials	20.2%
Industrials	26.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.3%
Donaldson Co., Inc.	2.7%
Wyndham Hotels & Resorts, Inc.	2.6%
Performance Food Group Co.	2.3%
Burlington Stores, Inc.	2.2%
Franklin Electric Co., Inc.	2.2%
Dorman Products, Inc.	2.2%
Aramark	2.2%
A.O. Smith Corp.	2.1%
Steven Madden Ltd.	2.1%
Total	23.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by Calvert Research and Management with substantially similar investment objectives and policies.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CMPAX-TSR-AR

Calvert Small/Mid-Cap Fund

Class C CMPCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the information technology sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the health care and financials sectors also detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc. hurt returns as higher costs, increased leverage from a recent acquisition and weaker pricing pressured shares

↓ An overweight in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Security selections in the consumer staples sector contributed to returns relative to the Index during the period

↑ Security selections and underweight exposure to real estate sector and a lack of exposure to the poor-performing energy sector helped Index-relative returns

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An overweight position in Woodward, Inc., aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2500™ Index
12/15	$10,000	$10,000	$10,000
1/16	$9,410	$9,436	$9,203
2/16	$9,510	$9,433	$9,267
3/16	$10,223	$10,097	$10,039
4/16	$10,145	$10,159	$10,187
5/16	$10,401	$10,341	$10,402
6/16	$10,383	$10,362	$10,398
7/16	$10,669	$10,774	$10,940
8/16	$10,750	$10,801	$11,027
9/16	$10,709	$10,818	$11,080
10/16	$10,429	$10,584	$10,631
11/16	$11,162	$11,058	$11,535
12/16	$11,457	$11,274	$11,759
1/17	$11,523	$11,486	$11,922
2/17	$11,846	$11,913	$12,209
3/17	$11,912	$11,921	$12,201
4/17	$11,978	$12,047	$12,295
5/17	$11,900	$12,171	$12,157
6/17	$12,152	$12,280	$12,461
7/17	$12,258	$12,512	$12,590
8/17	$12,088	$12,536	$12,486
9/17	$12,574	$12,842	$13,052
10/17	$12,677	$13,122	$13,254
11/17	$13,096	$13,521	$13,690
12/17	$13,113	$13,656	$13,736
1/18	$13,470	$14,375	$14,155
2/18	$12,970	$13,846	$13,573
3/18	$13,126	$13,568	$13,703
4/18	$13,165	$13,619	$13,735
5/18	$13,839	$14,004	$14,381
6/18	$13,995	$14,095	$14,485
7/18	$14,247	$14,563	$14,765
8/18	$14,701	$15,074	$15,399
9/18	$14,675	$15,099	$15,165
10/18	$13,385	$13,988	$13,626
11/18	$13,742	$14,268	$13,883
12/18	$12,371	$12,940	$12,362
1/19	$13,556	$14,051	$13,785
2/19	$14,291	$14,545	$14,436
3/19	$14,248	$14,757	$14,317
4/19	$14,812	$15,346	$14,819
5/19	$14,220	$14,353	$13,765
6/19	$15,155	$15,361	$14,741
7/19	$15,397	$15,590	$14,894
8/19	$15,087	$15,272	$14,299
9/19	$15,102	$15,540	$14,552
10/19	$15,087	$15,875	$14,831
11/19	$15,557	$16,478	$15,467
12/19	$15,728	$16,954	$15,794
1/20	$15,608	$16,935	$15,474
2/20	$14,308	$15,549	$14,176
3/20	$11,800	$13,410	$11,100
4/20	$13,084	$15,187	$12,715
5/20	$13,812	$15,999	$13,654
6/20	$13,888	$16,364	$14,049
7/20	$14,571	$17,294	$14,608
8/20	$15,120	$18,546	$15,270
9/20	$14,460	$17,871	$14,875
10/20	$14,771	$17,485	$15,144
11/20	$16,388	$19,613	$17,611
12/20	$17,615	$20,495	$18,952
1/21	$17,413	$20,404	$19,416
2/21	$18,423	$21,042	$20,683
3/21	$19,045	$21,796	$21,023
4/21	$19,752	$22,919	$21,863
5/21	$19,759	$23,024	$21,908
6/21	$19,767	$23,592	$22,167
7/21	$19,860	$23,991	$21,779
8/21	$19,899	$24,675	$22,273
9/21	$19,130	$23,568	$21,573
10/21	$20,093	$25,161	$22,631
11/21	$19,503	$24,778	$21,687
12/21	$20,789	$25,754	$22,398
1/22	$19,304	$24,239	$20,534
2/22	$19,820	$23,628	$20,765
3/22	$19,666	$24,395	$21,095
4/22	$18,208	$22,206	$19,298
5/22	$17,765	$22,176	$19,363
6/22	$16,588	$20,321	$17,513
7/22	$17,991	$22,227	$19,325
8/22	$17,095	$21,397	$18,811
9/22	$15,682	$19,413	$17,019
10/22	$17,167	$21,005	$18,652
11/22	$17,756	$22,102	$19,440
12/22	$17,103	$20,808	$18,284
1/23	$18,552	$22,241	$20,112
2/23	$18,408	$21,721	$19,640
3/23	$18,254	$22,302	$18,903
4/23	$18,283	$22,539	$18,657
5/23	$17,506	$22,627	$18,330
6/23	$18,571	$24,172	$19,891
7/23	$19,118	$25,039	$20,880
8/23	$18,494	$24,555	$20,060
9/23	$17,372	$23,386	$18,940
10/23	$16,489	$22,766	$17,790
11/23	$17,995	$24,888	$19,391
12/23	$19,255	$26,209	$21,469
1/24	$18,926	$26,499	$20,908
2/24	$19,816	$27,933	$22,045
3/24	$20,522	$28,835	$22,955
4/24	$19,207	$27,566	$21,417
5/24	$19,758	$28,868	$22,308
6/24	$19,526	$29,762	$21,973
7/24	$20,483	$30,315	$23,606
8/24	$20,909	$30,975	$23,545
9/24	$21,025	$31,616	$23,896
10/24	$20,503	$31,384	$23,674
11/24	$22,630	$33,471	$26,004
12/24	$21,068	$32,448	$24,044
1/25	$21,635	$33,473	$24,897
2/25	$20,942	$32,831	$23,728
3/25	$20,123	$30,916	$22,241
4/25	$19,367	$30,709	$21,782
5/25	$20,280	$32,655	$23,085
6/25	$20,501	$34,314	$24,150
7/25	$20,259	$35,070	$24,617
8/25	$21,047	$35,881	$25,909
9/25	$20,354	$37,120	$26,324
10/25	$19,871	$37,915	$26,500
11/25	$19,955	$38,019	$26,885
12/25	$19,739	$38,012	$26,907

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(6.31)%	2.30%	7.03%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(7.20)%	2.30%	7.03%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2500™ Index	11.91%	7.26%	10.40%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$206,228,363
# of Portfolio Holdings	77
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$346,324

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.6%
Consumer Staples	3.3%
Materials	5.5%
Real Estate	6.0%
Health Care	8.7%
Information Technology	10.1%
Consumer Discretionary	17.7%
Financials	20.2%
Industrials	26.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.3%
Donaldson Co., Inc.	2.7%
Wyndham Hotels & Resorts, Inc.	2.6%
Performance Food Group Co.	2.3%
Burlington Stores, Inc.	2.2%
Franklin Electric Co., Inc.	2.2%
Dorman Products, Inc.	2.2%
Aramark	2.2%
A.O. Smith Corp.	2.1%
Steven Madden Ltd.	2.1%
Total	23.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by Calvert Research and Management with substantially similar investment objectives and policies.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CMPCX-TSR-AR

Calvert Small/Mid-Cap Fund

Class I CMCIX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the information technology sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the health care and financials sectors also detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc. hurt returns as higher costs, increased leverage from a recent acquisition and weaker pricing pressured shares

↓ An overweight in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Security selections in the consumer staples sector contributed to returns relative to the Index during the period

↑ Security selections and underweight exposure to real estate sector and a lack of exposure to the poor-performing energy sector helped Index-relative returns

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An overweight position in Woodward, Inc., aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2500™ Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$941,473	$943,575	$920,263
2/16	$952,573	$943,271	$926,728
3/16	$1,024,723	$1,009,683	$1,003,927
4/16	$1,018,163	$1,015,940	$1,018,733
5/16	$1,044,400	$1,034,116	$1,040,211
6/16	$1,043,271	$1,036,242	$1,039,794
7/16	$1,073,300	$1,077,368	$1,094,022
8/16	$1,082,620	$1,080,116	$1,102,746
9/16	$1,078,996	$1,081,814	$1,108,033
10/16	$1,051,555	$1,058,408	$1,063,060
11/16	$1,126,629	$1,105,774	$1,153,495
12/16	$1,156,900	$1,127,351	$1,175,890
1/17	$1,164,986	$1,148,570	$1,192,207
2/17	$1,198,410	$1,191,287	$1,220,928
3/17	$1,206,496	$1,192,098	$1,220,061
4/17	$1,214,044	$1,204,734	$1,229,474
5/17	$1,207,036	$1,217,063	$1,215,729
6/17	$1,233,451	$1,228,046	$1,246,103
7/17	$1,245,650	$1,251,201	$1,259,007
8/17	$1,229,289	$1,253,612	$1,248,559
9/17	$1,279,464	$1,284,185	$1,305,186
10/17	$1,290,917	$1,312,208	$1,325,416
11/17	$1,335,093	$1,352,054	$1,368,958
12/17	$1,337,733	$1,365,567	$1,373,565
1/18	$1,375,839	$1,437,547	$1,415,457
2/18	$1,325,609	$1,384,560	$1,357,251
3/18	$1,342,352	$1,356,766	$1,370,279
4/18	$1,347,548	$1,361,923	$1,373,525
5/18	$1,417,986	$1,400,370	$1,438,113
6/18	$1,434,729	$1,409,528	$1,448,505
7/18	$1,461,865	$1,456,305	$1,476,531
8/18	$1,510,363	$1,507,447	$1,539,863
9/18	$1,508,630	$1,509,942	$1,516,533
10/18	$1,376,993	$1,398,761	$1,362,569
11/18	$1,414,521	$1,426,776	$1,388,304
12/18	$1,275,193	$1,293,987	$1,236,179
1/19	$1,398,760	$1,405,055	$1,378,499
2/19	$1,475,284	$1,454,470	$1,443,603
3/19	$1,472,148	$1,475,708	$1,431,713
4/19	$1,531,109	$1,534,635	$1,481,882
5/19	$1,471,521	$1,435,326	$1,376,451
6/19	$1,569,999	$1,536,139	$1,474,104
7/19	$1,595,716	$1,558,974	$1,489,438
8/19	$1,564,718	$1,527,193	$1,429,854
9/19	$1,567,884	$1,553,997	$1,455,202
10/19	$1,567,884	$1,587,450	$1,483,060
11/19	$1,617,909	$1,647,792	$1,546,712
12/19	$1,637,385	$1,695,370	$1,579,418
1/20	$1,625,600	$1,693,518	$1,547,350
2/20	$1,492,043	$1,554,864	$1,417,602
3/20	$1,231,476	$1,341,042	$1,109,987
4/20	$1,366,342	$1,518,650	$1,271,501
5/20	$1,443,596	$1,599,865	$1,365,418
6/20	$1,452,762	$1,636,441	$1,404,852
7/20	$1,525,432	$1,729,364	$1,460,832
8/20	$1,584,461	$1,854,647	$1,526,972
9/20	$1,516,433	$1,787,117	$1,487,492
10/20	$1,550,117	$1,748,545	$1,514,430
11/20	$1,721,838	$1,961,261	$1,761,137
12/20	$1,851,964	$2,049,495	$1,895,195
1/21	$1,832,399	$2,040,379	$1,941,635
2/21	$1,940,346	$2,104,155	$2,068,303
3/21	$2,007,138	$2,179,574	$2,102,321
4/21	$2,082,701	$2,291,930	$2,186,309
5/21	$2,086,074	$2,302,392	$2,190,837
6/21	$2,088,773	$2,359,167	$2,216,732
7/21	$2,099,567	$2,399,062	$2,177,903
8/21	$2,106,314	$2,467,478	$2,227,340
9/21	$2,026,029	$2,356,767	$2,157,285
10/21	$2,129,927	$2,516,142	$2,263,062
11/21	$2,069,207	$2,477,843	$2,168,652
12/21	$2,207,280	$2,575,418	$2,239,782
1/22	$2,051,580	$2,423,890	$2,053,354
2/22	$2,108,060	$2,362,834	$2,076,480
3/22	$2,093,558	$2,439,475	$2,109,495
4/22	$1,940,147	$2,220,551	$1,929,761
5/22	$1,893,590	$2,217,574	$1,936,276
6/22	$1,769,946	$2,032,055	$1,751,281
7/22	$1,921,830	$2,222,698	$1,932,482
8/22	$1,827,188	$2,139,748	$1,881,115
9/22	$1,677,594	$1,941,331	$1,701,937
10/22	$1,838,637	$2,100,532	$1,865,225
11/22	$1,903,512	$2,210,172	$1,943,969
12/22	$1,834,067	$2,080,759	$1,828,351
1/23	$1,992,163	$2,224,067	$2,011,159
2/23	$1,976,992	$2,172,084	$1,963,958
3/23	$1,962,619	$2,230,164	$1,890,338
4/23	$1,967,410	$2,253,925	$1,865,677
5/23	$1,885,967	$2,262,694	$1,832,964
6/23	$2,001,744	$2,417,203	$1,989,107
7/23	$2,062,427	$2,503,852	$2,087,999
8/23	$1,996,953	$2,455,518	$2,006,019
9/23	$1,877,184	$2,338,552	$1,893,987
10/23	$1,783,764	$2,276,560	$1,778,951
11/23	$1,948,247	$2,488,845	$1,939,091
12/23	$2,086,643	$2,620,858	$2,146,910
1/24	$2,052,093	$2,649,904	$2,090,756
2/24	$2,150,921	$2,793,345	$2,204,484
3/24	$2,229,663	$2,883,451	$2,295,465
4/24	$2,087,446	$2,756,574	$2,141,686
5/24	$2,149,314	$2,886,814	$2,230,772
6/24	$2,126,817	$2,976,182	$2,197,343
7/24	$2,232,877	$3,031,507	$2,360,595
8/24	$2,281,085	$3,097,499	$2,354,527
9/24	$2,295,548	$3,161,573	$2,389,581
10/24	$2,240,108	$3,138,356	$2,367,410
11/24	$2,473,921	$3,347,132	$2,600,404
12/24	$2,305,299	$3,244,826	$2,404,432
1/25	$2,369,645	$3,347,260	$2,489,664
2/25	$2,295,862	$3,283,113	$2,372,798
3/25	$2,208,351	$3,091,607	$2,224,068
4/25	$2,126,846	$3,070,866	$2,178,158
5/25	$2,228,942	$3,265,516	$2,308,527
6/25	$2,254,680	$3,431,413	$2,415,017
7/25	$2,229,800	$3,506,982	$2,461,690
8/25	$2,319,884	$3,588,140	$2,590,878
9/25	$2,244,385	$3,711,972	$2,632,367
10/25	$2,192,908	$3,791,527	$2,650,019
11/25	$2,204,062	$3,801,940	$2,688,483
12/25	$2,182,664	$3,801,166	$2,690,737

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	(5.32)%	3.34%	8.11%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2500™ Index	11.91%	7.26%	10.40%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$206,228,363
# of Portfolio Holdings	77
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$346,324

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.6%
Consumer Staples	3.3%
Materials	5.5%
Real Estate	6.0%
Health Care	8.7%
Information Technology	10.1%
Consumer Discretionary	17.7%
Financials	20.2%
Industrials	26.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.3%
Donaldson Co., Inc.	2.7%
Wyndham Hotels & Resorts, Inc.	2.6%
Performance Food Group Co.	2.3%
Burlington Stores, Inc.	2.2%
Franklin Electric Co., Inc.	2.2%
Dorman Products, Inc.	2.2%
Aramark	2.2%
A.O. Smith Corp.	2.1%
Steven Madden Ltd.	2.1%
Total	23.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by Calvert Research and Management with substantially similar investment objectives and policies.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CMCIX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Edward Ramos, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by its principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/24	%*	12/31/24	%*	9/30/25	%*	12/31/25	%*
Audit Fees	$103,800	0%	$125,300	0%	$105,900	0%	$127,700	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$103,800	0%	$125,300	0%	$105,900	0%	$127,700	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series:

Fiscal Year ended 9/30/24		Fiscal Year ended 12/31/24		Fiscal Year ended 9/30/25		Fiscal Year ended 12/31/25
$	%*	$	%*	$	%*	$	%*
$18,490	0%	$18,490	0%	$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Flexible Bond Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Calvert
Flexible Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments

Asset-Backed Securities — 13.0%

Security	Principal Amount* (000's omitted)		Value
AASET Trust:
Series 2021-2A, Class B, 3.538%, 1/15/47(1)		651	$ 621,964
Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,594	1,616,089
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)		1,688	1,728,649
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,037,662
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		885	904,762
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)		2,755	2,772,043
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		1,453	1,478,658
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		1,923	1,938,047
Series 2025-2A, Class B, 6.303%, 8/15/50(1)		654	661,160
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		1,000	1,008,142
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		2,115	2,142,419
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,315	1,504,194
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,073,097
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,281,310
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)		664	650,239
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	283,599
Driven Brands Funding LLC:
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		825	820,304
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		3,337	3,237,220
FIGRE Trust, Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)		1,746	1,759,621
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		1,348	1,370,767
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,509	1,547,566
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,358	1,355,862
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.25%, (30-day SOFR Average + 2.25%), 12/25/51(1)(3)		1,522	1,539,814
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		2,489	2,519,391
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		398	398,155
Lendbuzz Securitization Trust:
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)		505	513,529
Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,384,560
Series 2025-2A, Class C, 5.28%, 4/15/31(1)		1,495	1,455,995
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.584%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)		1,154	1,156,812
Security	Principal Amount* (000's omitted)		Value
LoanDepot GMSR Trust: (continued)
Series 2025-GT1, Class B, 7.284%, (1 mo. SOFR + 3.55%), 5/16/30(1)(3)		914	$ 916,398
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		833	521,044
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		819	699,869
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		666	563,623
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		60	59,608
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		1,833	1,141,740
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)		945	965,937
Mosaic Solar Loan Trust:
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,345	1,198,944
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		200	179,163
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		432	377,706
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		111	92,304
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,294	786,165
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	129,341
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,146	1,153,226
Series 2024-1, Class B, 6.09%, 8/15/49(1)		714	715,881
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,975	2,858,431
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)		220	208,040
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		1,501	1,482,972
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		441	434,242
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		1,233	1,256,030
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		715	716,520
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		1,019	1,003,878
Series 2021-C, Class C, 3.61%, 10/8/31(1)		587	580,469
Series 2025-A, Class C, 5.89%, 2/8/33(1)		2,040	2,036,659
Series 2025-C, Class D, 5.91%, 7/8/33(1)		1,075	1,064,008
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		557	550,521
Series 2021-5, Class C, 3.93%, 8/15/29(1)		279	276,678
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		508	486,978
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,163	2,199,827
Prodigy Finance, Series 2021-1A, Class C, 7.592%, (1 mo. SOFR + 3.864%), 7/25/51(1)(3)		153	152,772
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,054,541
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		1,200	1,180,285
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)		1,545	1,611,227
Series 2024-B, Class F, 8.881%, 1/18/33(1)		1,026	1,051,531
Series 2025-A, Class E, 6.274%, 1/16/34(1)		2,000	2,005,935

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)		2,140	$ 2,154,284
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		1,606	1,529,400
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,338	1,198,575
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		1,909	1,905,778
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,291	1,278,627
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	461,620
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,129	1,208,249
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,662	1,659,126
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		569	565,792
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,086	486,229
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		514	412,923
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,859	2,452,207
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		112	107,114
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		2,378	2,381,273
Series 2022-3A, Class B, 8.95%, 4/15/29(1)		1,712	1,722,680
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		610	559,625
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)		1,681	1,685,000
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,857	2,206,677
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	781,203
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		635	657,895
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,104	1,086,081
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)		2,162	2,171,163
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		188	182,324
Series 2020-A, Class C, 6.657%, 3/15/45(1)		66	64,891
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		369	378,954
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)		982	999,909
Total Asset-Backed Securities (identified cost $104,456,185)			$101,771,722

Collateralized Mortgage Obligations — 6.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2025-1, Class M1C, 7.124%, (30-day SOFR Average + 3.25%), 10/25/35(1)(3)	$2,295	$ 2,312,621
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	749	734,024
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(2)	2,277	2,314,262
Champs Trust:
Series 2024-1, Class A, 8.465%, 7/25/59(1)(4)	853	880,416
Series 2024-2, Class A, 9.60%, 11/25/59(1)(4)	888	919,778
Series 2024-3, Class A, 8.463%, 1/25/60(1)(4)	1,048	1,089,125
Series 2025-2, Class A, 6.981%, 10/25/60(1)(4)	1,557	1,617,666
Eagle Re Ltd., Series 2021-2, Class M1C, 7.324%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	267	268,864
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	87	90,617
Series 5402, Class BZ, 6.00%, 4/25/54	328	341,703
Series 5413, Class MZ, 6.00%, 5/25/54	641	667,748
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(3)	1,809	1,820,601
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(3)	2,347	2,354,074
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(3)	1,372	1,376,144
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.139%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	1,270	1,422,460
Series 2020-DNA6, Class B1, 6.874%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	275	294,712
Series 2021-DNA2, Class B1, 7.274%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	815	901,339
Series 2021-DNA2, Class B2, 9.874%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	910	1,123,281
Series 2022-DNA2, Class B2, 12.374%, (30-day SOFR Average + 8.50%), 2/25/42(1)(3)	590	633,455
Federal National Mortgage Association, Series 2024-33, Class KF, 4.824%, (30-day SOFR Average + 0.95%), 1/25/54(3)	660	663,312
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.339%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	636	675,908
Series 2019-R05, Class 1B1, 8.089%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	781	795,574
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,287	1,311,121
Series 2019-R07, Class 1B1, 7.389%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	1,192	1,216,629
Series 2020-R02, Class 2B1, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	494	503,259
Series 2021-R01, Class 1B2, 9.874%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	2,287	2,366,602
Series 2021-R02, Class 2B1, 7.174%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	180	183,497

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$331	$ 345,183
Series 2023-84, Class MW, 6.00%, 6/20/53	349	362,046
Series 2023-98, Class BW, 6.00%, 7/20/53	385	401,507
Series 2023-99, Class AL, 6.00%, 7/20/53	385	401,622
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(3)	1,705	1,708,315
Series 2023-102, Class SG, 7.946%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	330	355,634
Series 2023-133, Class S, 9.847%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	636	713,513
Series 2023-164, Class EL, 6.00%, 11/20/53	450	469,170
Series 2023-173, Class AX, 6.00%, 11/20/53	395	411,829
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,704,285
Series 2024-46, Class AL, 6.00%, 3/20/54	406	423,526
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(3)	2,258	2,269,517
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(2)	288	289,913
Series 2023-RTL4, Class A1, 7.628% to 1/25/26, 11/25/28(1)(2)	440	441,764
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(2)	1,275	1,281,449
LOANDEPOT GMSR Trust, Series 2025-FT1, Class A, 6.591%, (1 mo. SOFR + 2.75%), 12/19/30(1)(3)	758	759,497
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	815	832,737
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(2)	870	872,954
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,095	1,105,908
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	735	738,300
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	1,665	1,662,798
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(4)	1,470	1,490,973
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(4)	1,388	1,407,366
Triangle Re Ltd., Series 2021-3, Class B1, 8.824%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	1,152	1,182,732
Total Collateralized Mortgage Obligations (identified cost $49,506,178)		$50,511,330

Commercial Mortgage-Backed Securities — 6.6%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	900	$ 848,542
Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)		2,532	$ 2,252,479
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)		3,865	3,297,878
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)		1,555	1,259,763
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.50%, (1 mo. SOFR + 2.75%), 11/15/42(1)(3)		1,350	1,360,377
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/40(1)(4)		1,702	1,728,136
BX Trust, Series 2025-GW, Class E, 7.40%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		2,400	2,421,296
Caister Finance DAC, Series 1A, Class C, 6.696%, (SONIA + 2.84%), 8/17/35(1)(3)	GBP	1,239	1,679,179
CSMC Trust:
Series 2021-BPNY, Class A, 7.58%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		3,608	3,503,494
Series 2022-CNTR, Class A, 7.695%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		508	336,961
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(4)		1,654	1,712,422
Extended Stay America Trust:
Series 2025-151, Class F, 7.85%, (1 mo. SOFR + 4.10%), 10/15/42(1)(3)		245	248,066
Series 2025-ESH, Class E, 7.10%, (1 mo. SOFR + 3.35%), 10/15/42(1)(3)		1,945	1,963,331
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		1,215	1,236,248
Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		1,923	1,965,555
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.00%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)		1,160	1,170,346
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	675,239
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.441%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)		1,480	1,485,936
Series 2024-WLF2, Class D, 6.69%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		1,346	1,355,413
Series 2024-WOLF, Class A, 5.292%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)		540	541,428
Series 2024-WOLF, Class F, 8.188%, (1 mo. SOFR + 4.438%), 3/15/39(1)(3)		1,135	1,143,886
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.691%, (1 mo. SOFR + 1.941%), 5/15/37(1)(3)		1,562	1,567,153
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.089%, (1 mo. SOFR + 3.339%), 6/15/41(1)(3)		1,000	1,008,846
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)		757	786,757
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.091%, (1 mo. SOFR + 2.341%), 9/15/41(1)(3)		277	278,038
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		649	651,126

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
INTOWN Mortgage Trust: (continued)
Series 2025-STAY, Class D, 6.60%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)		1,134	$ 1,139,647
Series 2025-STAY, Class E, 7.60%, (1 mo. SOFR + 3.85%), 3/15/42(1)(3)		1,229	1,239,078
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	25,410
Series 2025-PHNY, Class A, 5.394%, (1 mo. SOFR + 1.644%), 1/15/41(1)(3)		1,131	1,132,021
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D, 6.939%, (1 mo. SOFR + 3.189%), 6/15/39(1)(3)		1,158	1,163,584
NYC Commercial Mortgage Trust:
Series 2025-3BP, Class D, 6.191%, (1 mo. SOFR + 2.441%), 2/15/42(1)(3)		1,221	1,220,337
Series 2025-3BP, Class E, 7.29%, (1 mo. SOFR + 3.539%), 2/15/42(1)(3)		925	929,247
ORL Trust, Series 2024-GLKS, Class F, 8.188%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)		1,830	1,838,816
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(4)		885	913,076
SHR Trust, Series 2024-LXRY, Class A, 5.70%, (1 mo. SOFR + 1.95%), 10/15/41(1)(3)		1,525	1,530,636
TX Trust, Series 2024-HOU, Class E, 8.137%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)		1,344	1,355,389
U.K. Logistics DAC:
Series 2024-1A, Class D, 7.856%, (SONIA + 4.00%), 5/17/34(1)(3)	GBP	366	494,413
Series 2024-1A, Class E, 8.856%, (SONIA + 5.00%), 5/17/34(1)(3)	GBP	213	288,359
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class B, 6.013%, 9/15/40(1)(4)		520	522,657
Series 2025-1918, Class C, 6.692%, 9/15/40(1)(4)		555	557,904
Willowbrook Mall, Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(4)		890	854,346
Total Commercial Mortgage-Backed Securities (identified cost $52,413,230)			$51,682,815

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(6)(7)	36,093	$ 570,269
Total Common Stocks (identified cost $216,742)		$ 570,269

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$255	$ 396,652
JD.com, Inc., 0.25%, 6/1/29	250	251,125
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	215	272,513
		$ 920,290
Consumer, Non-cyclical — 0.2%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$285	$ 349,267
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	300	320,250
Jazz Investments I Ltd., 3.125%, 9/15/30	250	333,375
Shift4 Payments, Inc., 0.50%, 8/1/27	245	236,058
		$1,238,950
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(8)	$285	$280,383
		$280,383
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$270	$296,749
Digital Realty Trust LP, 1.875%, 11/15/29(1)	305	310,032
Federal Realty OP LP, 3.25%, 1/15/29(1)	265	268,180
		$874,961
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$275	$272,388
Datadog, Inc., 0.00%, 12/1/29	310	310,387
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	250	354,250
ON Semiconductor Corp., 0.50%, 3/1/29	290	275,065
Parsons Corp., 2.625%, 3/1/29(8)	265	273,083
		$1,485,173
Total Convertible Bonds (identified cost $4,410,281)		$4,799,757

Corporate Bonds — 29.1%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.6%
Celanese U.S. Holdings LLC:
7.05%, 11/15/30	1,460	$ 1,539,565
7.20%, 11/15/33	1,166	1,232,802
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	155	155,637
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	1,520	1,528,894
		$ 4,456,898

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Communications — 2.6%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,450	$ 1,424,194
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)	1,335	1,382,897
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	1,030	674,366
4.80%, 3/1/50	3,705	2,785,890
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,592	1,683,378
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	1,810	1,911,038
8.00%, 8/1/29(1)	1,075	1,087,104
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	1,970	1,926,774
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(9)	1,827	1,830,808
6.625% to 3/9/36, 6/9/56(9)	1,320	1,319,290
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,530	1,502,178
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	2,070	1,912,677
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,070	1,138,183
		$20,578,777
Consumer, Cyclical — 2.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	716	$718,058
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	3,998	2,570,782
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	1,250	1,308,200
6.75%, 9/15/32(1)	550	570,673
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,515	1,524,453
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,325	1,274,290
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	420	423,494
7.35%, 3/6/30	3,161	3,393,960
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	990	976,067
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,010	1,933,163
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	1,369	1,478,372
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	716	729,525
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(8)	1,550	1,522,624
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,625	1,690,047
		$20,113,708
Consumer, Non-cyclical — 2.3%
Centene Corp.:
2.50%, 3/1/31	1,268	$1,095,725
3.375%, 2/15/30	669	616,690
4.625%, 12/15/29	897	870,667
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	925	946,604
Global Medical Response, Inc., 7.375%, 10/1/32(1)	1,428	1,487,089
HCA, Inc., 4.60%, 11/15/32	2,659	2,635,687
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Herc Holdings, Inc., 7.00%, 6/15/30(1)		1,820	$ 1,916,503
LifePoint Health, Inc.:
9.875%, 8/15/30(1)		500	538,971
10.00%, 6/1/32(1)		975	1,036,751
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,550	1,528,078
Perrigo Finance Unlimited Co., 4.90%, 6/15/30		1,940	1,878,086
Royalty Pharma PLC, 5.20%, 9/25/35		681	685,013
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		620	625,372
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,820	1,927,071
			$17,788,307
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(10)		1,373	$1,322,791
			$1,322,791
Energy — 0.8%
Occidental Petroleum Corp., 5.375%, 1/1/32		2,300	$2,356,610
Raizen Fuels Finance SA, 5.70%, 1/17/35(1)		1,368	1,047,636
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,810	1,765,349
WBI Operating LLC:
6.25%, 10/15/30(1)		50	50,335
6.50%, 10/15/33(1)		1,470	1,465,219
			$6,685,149
Financial — 15.8%
Ally Financial, Inc., 4.70% to 5/15/26(9)(11)		1,528	$1,518,683
American Assets Trust LP, 3.375%, 2/1/31		443	404,007
American National Group, Inc.:
6.00%, 7/15/35		1,702	1,727,046
6.144%, 6/13/32(1)		886	924,472
7.00% to 12/1/30, 12/1/55(9)		1,514	1,522,260
Apollo Debt Solutions BDC, 5.875%, 8/30/30		1,622	1,643,351
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	930	1,290,239
Athene Holding Ltd., 6.625%, 5/19/55		3,844	3,918,026
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		1,410	1,483,020
7.75%, 4/15/30(1)		1,300	1,377,719
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(8)(9)(11)		1,979	2,080,424
Banco Santander SA, 9.625% to 11/21/28(9)(11)		1,000	1,109,181
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		1,434	1,523,559
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		3,655	3,929,092
Barclays PLC, 8.00% to 3/15/29(9)(11)		2,080	2,227,901
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(9)		2,538	2,496,567
7.625% to 2/11/30, 2/11/35(1)(9)		200	210,500
8.125% to 1/8/34, 1/8/39(1)(9)		1,146	1,240,531
8.45% to 6/29/33, 6/29/38(1)(8)(9)		722	798,996

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		365	$ 375,950
6.65%, 3/15/31		535	551,701
BNP Paribas SA, 7.75% to 8/16/29(1)(9)(11)		2,781	2,948,719
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)		2,296	2,283,116
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(9)		2,000	2,090,164
CI Financial Corp., 7.50%, 5/30/29(1)		2,947	3,136,211
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		2,403	2,368,410
EPR Properties:
3.60%, 11/15/31		910	844,915
3.75%, 8/15/29		455	441,497
4.95%, 4/15/28		1,083	1,091,866
Essent Group Ltd., 6.25%, 7/1/29		284	296,626
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		702	722,146
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		2,557	2,665,276
Global Atlantic Fin Co.:
6.75%, 3/15/54(1)		3,260	3,333,340
7.25% to 3/1/31, 3/1/56(1)(9)		1,188	1,194,133
7.95% to 7/15/29, 10/15/54(1)(9)		736	764,013
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		5,146	5,244,486
8.00% to 3/1/31, 6/1/56(9)		1,195	1,251,858
Intact Financial Corp., 5.459%, 9/22/32(1)		501	518,486
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(9)		2,724	3,217,853
Jefferies Financial Group, Inc., 6.20%, 4/14/34		2,534	2,675,576
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	1,266	191,018
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)		3,582	3,532,754
Marex Group PLC, 6.404%, 11/4/29		2,628	2,726,644
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)(12)		1,438	1,438,000
NMI Holdings, Inc., 6.00%, 8/15/29(8)		358	371,149
Nordea Kredit Realkreditaktieselskab, 3.50%, 10/1/56	DKK	58,659	8,869,005
Nykredit Realkredit AS:
3.50%, 4/1/53(10)	DKK	34,255	5,243,155
3.50%, 10/1/56(10)	DKK	28,368	4,291,705
3.50%, 10/1/56(10)	DKK	24,570	3,670,831
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(8)		415	427,704
8.40%, 11/14/28		1,210	1,304,395
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		1,597	1,655,894
Raymond James Financial, Inc., 5.65%, 9/11/55		846	828,712
Realkredit Danmark AS, 3.50%, 10/1/56(10)	DKK	5,503	830,752
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,956	1,858,865
Societe Generale SA:
6.10% to 4/13/32, 4/13/33(1)(9)		200	211,440
8.50% to 3/25/34(1)(8)(9)(11)		1,528	1,675,231
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		2,000	2,032,040
Synovus Bank/Columbus, GA, 5.625%, 2/15/28		1,452	1,483,700
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(9)		1,122	$ 1,166,406
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)		981	969,434
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		2,820	2,976,027
UBS Group AG, 9.25% to 11/13/28(1)(9)(11)		1,770	1,947,352
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		969	988,296
5.861% to 6/19/27, 6/19/32(1)(9)		1,386	1,409,608
UWM Holdings LLC, 6.25%, 3/15/31(1)		1,516	1,514,311
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)		375	338,785
			$123,395,129
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	45,700	$2,545,750
			$2,545,750
Industrial — 1.7%
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	$1,201,300
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,020	1,934,509
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		1,850	1,903,547
Hexcel Corp., 5.875%, 2/26/35		585	613,628
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,266	1,313,133
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,990	1,914,578
Seaspan Corp., 5.50%, 8/1/29(1)		1,347	1,280,381
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,870	1,880,083
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		1,270	1,269,411
			$13,310,570
Technology — 1.5%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		1,300	$1,354,861
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,800	1,919,998
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		1,862	1,948,760
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,500	1,543,224
Oracle Corp.:
3.60%, 4/1/50		870	542,531
3.95%, 3/25/51		377	248,291
5.20%, 9/26/35		1,427	1,367,694
Qorvo, Inc., 3.375%, 4/1/31(1)		1,650	1,531,916
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		1,041	1,182,400
			$11,639,675
Utilities — 0.7%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)		1,000	$1,003,814
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		401	366,424
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(9)		1,129	1,134,910

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	910	$ 898,069
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)	500	525,718
8.625%, 3/15/33(1)	1,800	1,894,859
		$ 5,823,794
Total Corporate Bonds (identified cost $222,603,133)		$227,660,548

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Fixed-Income Funds — 0.8%
Calvert Ultra-Short Investment Grade ETF(13)	119,000	$ 6,039,250
Total Exchange-Traded Funds (identified cost $6,036,680)		$ 6,039,250

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(7)(14)	$500	$ 506,930
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(7)(14)	1,000	1,014,490
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,521,420

Preferred Stocks — 0.8%

Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(8)	36,722	$ 932,372
		$ 932,372
Insurance — 0.3%
Aspen Insurance Holdings Ltd., 7.00%	93,404	$ 2,313,617
		$ 2,313,617
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 1,036,615
		$ 1,036,615
Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.25%	72,800	$ 1,823,640
		$ 1,823,640
Total Preferred Stocks (identified cost $7,033,515)		$ 6,106,244

Senior Floating-Rate Loans — 5.1%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$717	$ 720,707
Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	273	274,134
		$ 994,841
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	$990	$ 992,788
		$ 992,788
Chemicals — 0.3%
Charter NEX U.S., Inc., Term Loan, 11/29/30(16)	$2,000	$2,006,650
		$2,006,650
Commercial Services & Supplies — 0.5%
MV Holding GmbH, Term Loan, 5.721%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	$1,493	$1,500,599
Prime Security Services Borrower LLC, Term Loan, 10/13/30(16)	2,000	2,005,440
		$3,506,039
Diversified Consumer Services — 0.2%
Belron Finance 2019 LLC, Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 10/16/31	$1,482	$1,491,490
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30	346	337,004
		$1,828,494
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	$206	$205,383
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	206	205,313
		$410,696

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.1%
Delta 2 (LUX) SARL, Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 9/30/31	$1,000	$ 1,004,750
		$ 1,004,750
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$985	$ 988,222
		$ 988,222
Food Products — 0.3%
Froneri Lux Finco SARL, Term Loan, 9/30/31(16)	$2,000	$ 2,001,470
		$ 2,001,470
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$884	$888,625
		$888,625
Health Care Providers & Services — 0.3%
CNT Holdings I Corp., Term Loan, 6.09%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	$1,492	$1,497,709
Raven Acquisition Holdings LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	834	837,381
Term Loan, 11/19/31(17)	60	60,265
		$2,395,355
Insurance — 1.0%
Alliant Holdings Intermediate LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$1,985	$1,991,775
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	1,378	1,383,330
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	1,756	1,767,177
Ryan Specialty Group LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	990	992,995
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,882	1,888,448
		$8,023,725
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$788	$791,404
		$791,404
Machinery — 0.7%
Alliance Laundry Systems LLC, Term Loan, 5.984% - 6.107%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31	$658	$661,463
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$987	$ 991,099
Madison IAQ LLC, Term Loan, 6/21/28(16)	2,000	2,011,920
TK Elevator Midco GmbH, Term Loan, 4/30/30(16)	2,000	2,014,710
		$ 5,679,192
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, Term Loan, 5/5/28(16)	$2,000	$ 2,010,970
		$ 2,010,970
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,485	$1,489,492
		$1,489,492
Software — 0.4%
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	$990	$994,331
McAfee LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	990	916,873
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	875	876,436
		$2,787,640
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.216% - 6.323%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$990	$992,567
		$992,567
Transportation Infrastructure — 0.1%
KKR Apple Bidco LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$990	$996,222
		$996,222
Total Senior Floating-Rate Loans (identified cost $39,778,603)		$39,789,142

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.4%
Romania Government International Bonds:
2.00%, 4/14/33(10)	EUR	305	$ 292,305

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
3.75%, 2/7/34(10)	EUR	537	$ 570,256
5.625%, 2/22/36(1)	EUR	1,720	2,003,256
			$ 2,865,817
Total Sovereign Government Bonds (identified cost $2,746,161)			$ 2,865,817

U.S. Government Agency Mortgage-Backed Securities — 21.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$6,835	$ 6,829,906
5.50%, with various maturities to 2055	41,450	42,077,585
Federal National Mortgage Association, 5.50%, with various maturities to 2055	30,122	30,583,049
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	5,780	5,483,324
5.00%, 30-Year, TBA(18)	72,751	72,580,750
5.50%, 30-Year, TBA(18)	7,967	8,079,633
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $164,877,431)		$165,634,247

U.S. Treasury Obligations — 15.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46	$272	$ 179,084
2.50%, 5/15/46	219	151,965
2.875%, 8/15/45	6,743	5,059,884
U.S. Treasury Notes:
0.625%, 5/15/30	5,140	4,511,655
0.625%, 8/15/30	4,746	4,130,503
1.125%, 2/15/31	3,750	3,302,271
1.25%, 8/15/31	714	622,198
1.375%, 11/15/31	399	347,629
1.625%, 8/15/29	1,441	1,345,393
3.875%, 8/15/34	6,249	6,154,167
4.00%, 2/15/34	647	645,130
4.00%, 11/15/35	70	68,999
4.125%, 2/28/27	1,398	1,407,611
4.125%, 11/30/29	47,200	48,023,235
4.25%, 12/31/26	46,716	47,046,447
4.25%, 5/15/35	14	14,119
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 2/15/35	$547	$ 567,908
Total U.S. Treasury Obligations (identified cost $122,087,391)		$123,578,198

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(19)	$1,134,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 13.0%
Affiliated Fund — 12.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(20)	96,716,220	$ 96,716,220
Total Affiliated Fund (identified cost $96,716,220)		$ 96,716,220
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(21)	3,453,084	$ 3,453,084
Total Securities Lending Collateral (identified cost $3,453,084)		$ 3,453,084

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(22)	$1,530	$ 1,516,427
Total U.S. Treasury Obligations (identified cost $1,515,640)		$ 1,516,427
Total Short-Term Investments (identified cost $101,684,944)		$101,685,731
Total Investments — 113.0% (identified cost $879,350,474)		$884,216,490
Less Unfunded Loan Commitments — (0.0)%†		$ (60,000)

Net Investments — 113.0% (identified cost $879,290,474)	$884,156,490

Other Assets, Less Liabilities — (13.0)%	$(101,405,627)
Net Assets — 100.0%	$782,750,863

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $309,913,238 or 39.6% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2025.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $2,091,689, which represents 0.3% of the net assets of the Fund as of December 31, 2025.
(8)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $4,228,862.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $17,512,034 or 2.3% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	When-issued security.
(13)	Affiliated fund (see Note 8).
(14)	May be deemed to be an affiliated company (see Note 8).
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after December 31, 2025, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At December 31, 2025, the total value of unfunded loan commitments is $60,265. See Note 1F for description.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2025.
(21)	Represents investment of cash collateral received in connection with securities lending.
(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	186,846,175	USD	3,799,231	Citibank, N.A.	3/11/26	$31,988	$ —
BRL	42,036,187	USD	7,572,041	Citibank, N.A.	3/18/26	—	(29,157)
DKK	47,807,985	USD	7,556,484	UBS AG	3/18/26	—	(2,726)
GBP	370,668	USD	497,818	UBS AG	3/18/26	1,733	—
HUF	2,077,790,877	USD	6,261,896	JPMorgan Chase Bank, N.A.	3/18/26	61,091	—
INR	274,929,573	USD	3,035,062	JPMorgan Chase Bank, N.A.	3/18/26	3,909	—
KRW	4,151,448	USD	2,841	Citibank, N.A.	3/18/26	42	—
MXN	95,398,368	USD	5,191,399	JPMorgan Chase Bank, N.A.	3/18/26	68,823	—
SGD	126	USD	98	UBS AG	3/18/26	1	—
USD	2,127,215	CAD	2,933,875	Citibank, N.A.	3/18/26	—	(17,282)
USD	30,798,437	DKK	196,504,805	JPMorgan Chase Bank, N.A.	3/18/26	—	(249,718)
USD	6,500,870	EUR	5,557,130	UBS AG	3/18/26	—	(51,891)
USD	2,920,411	GBP	2,194,294	Barclays Bank PLC	3/18/26	—	(36,847)
USD	6,259,085	HUF	2,078,364,673	BNP Paribas	3/18/26	—	(65,648)
USD	3,006,009	INR	274,929,573	Citibank, N.A.	3/18/26	—	(32,963)
						$167,587	$(486,232)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	58	Long	3/31/26	$12,109,766	$(6,379)
U.S. 5-Year Treasury Note	463	Long	3/31/26	50,608,071	(150,585)
U.S. 10-Year Treasury Note	(174)	Short	3/20/26	(19,564,125)	131,666
U.S. Ultra 10-Year Treasury Note	(195)	Short	3/20/26	(22,428,047)	137,727
U.S. Ultra-Long Treasury Bond	(75)	Short	3/20/26	(8,850,000)	213,216
					$325,645

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Schedule of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$1,500	5.50% (pays monthly)(4)	5.42%	10/10/29	$11,250	$—	$11,250
Total		$1,500				$11,250	$ —	$11,250

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	216,742
		$1,716,742

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $775,037,574) - including $4,228,862 of securities on loan	$779,879,600
Investments in securities of affiliated issuers, at value (identified cost $104,252,900)	104,276,890
Receivable for variation margin on open futures contracts	44,228
Receivable for open forward foreign currency exchange contracts	167,587
Receivable for open swap contracts	11,250
Cash	325,558
Cash denominated in foreign currency, at value (cost $8,316)	8,326
Deposits for forward commitment securities	260,000
Deposits for derivatives collateral:
Futures contracts	949,000
Forward foreign currency exchange contracts	149,000
Receivable for investments sold	546,929
Receivable for capital shares sold	1,161,990
Dividends and interest receivable	5,355,044
Dividends and interest receivable - affiliated	257,892
Securities lending income receivable	6,367
Receivable from affiliates	1,180
Trustees' deferred compensation plan	133,160
Total assets	$893,534,001
Liabilities
Cash collateral due to broker	$260,000
Payable for open forward foreign currency exchange contracts	486,232
Payable for investments purchased	17,155,842
Payable for when-issued/forward commitment securities	87,243,984
Payable for capital shares redeemed	1,411,875
Distributions payable	78,024
Deposits for securities loaned	3,453,084
Payable to affiliates:
Investment advisory fee	218,014
Administrative fee	77,900
Distribution and service fees	12,828
Sub-transfer agency fee	2,285
Trustees' deferred compensation plan	133,160
Accrued expenses	249,910
Total liabilities	$110,783,138
Net Assets	$782,750,863
Sources of Net Assets
Paid-in capital	$777,778,952
Distributable earnings	4,971,911
Net Assets	$782,750,863
Class A Shares
Net Assets	$48,619,489
Shares Outstanding	3,238,754
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.01
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.51

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Statement of Assets and Liabilities — continued

December 31, 2025
Class C Shares
Net Assets	$3,055,832
Shares Outstanding	203,432
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.02
Class I Shares
Net Assets	$695,642,015
Shares Outstanding	46,469,512
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.97
Class R6 Shares
Net Assets	$35,433,527
Shares Outstanding	2,365,517
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.98

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $14,713)	$246,301
Dividend income - affiliated issuers	4,513,087
Interest income	32,577,559
Interest income - affiliated issuers	75,139
Securities lending income, net	92,962
Other income	86,270
Total investment income	$37,591,318
Expenses
Investment advisory fee	$2,349,312
Administrative fee	805,478
Distribution and service fees:
Class A	108,885
Class C	31,389
Trustees' fees and expenses	36,586
Custodian fees	31,974
Transfer agency fees and expenses	604,089
Accounting fees	145,282
Professional fees	104,096
Registration fees	103,067
Reports to shareholders	35,966
Miscellaneous	68,971
Total expenses	$4,425,095
Waiver and/or reimbursement of expenses by affiliates	$(185,190)
Net expenses	$4,239,905
Net investment income	$33,351,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$5,328,301
Investment securities - affiliated issuers	(645,183)
Futures contracts	(427,280)
Swap contracts	388,916
Foreign currency transactions	8,023
Forward foreign currency exchange contracts	1,238,610
Net realized gain	$5,891,387
Change in unrealized appreciation (depreciation):
Investment securities	$13,445,968
Investment securities - affiliated issuers	86,063
Futures contracts	(155,430)
Swap contracts	11,250
Foreign currency	24,561
Forward foreign currency exchange contracts	(309,721)
Net change in unrealized appreciation (depreciation)	$13,102,691
Net realized and unrealized gain	$18,994,078
Net increase in net assets from operations	$52,345,491

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$33,351,413	$23,979,366
Net realized gain	5,891,387	268,956
Net change in unrealized appreciation (depreciation)	13,102,691	1,585,249
Net increase in net assets from operations	$52,345,491	$25,833,571
Distributions to shareholders:
Class A	$(2,080,408)	$(2,223,064)
Class C	(126,210)	(84,900)
Class I	(28,975,247)	(19,272,881)
Class R6	(2,440,909)	(2,192,857)
Total distributions to shareholders	$(33,622,774)	$(23,773,702)
Capital share transactions:
Class A	$7,913,169	$2,106,886
Class C	210,164	1,123,054
Class I	188,385,634	216,438,058
Class R6	(16,722,018)	18,570,219
Net increase in net assets from capital share transactions	$179,786,949	$238,238,217
Net increase in net assets	$198,509,666	$240,298,086
Net Assets
At beginning of year	$584,241,197	$343,943,111
At end of year	$782,750,863	$584,241,197

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.58	$14.46	$14.04	$15.35	$15.31
Income (Loss) From Operations
Net investment income(1)	$0.70	$0.77	$0.72	$0.46	$0.34
Net realized and unrealized gain (loss)	0.44	0.11	0.43	(1.05)	0.21
Total income (loss) from operations	$1.14	$0.88	$1.15	$(0.59)	$0.55
Less Distributions
From net investment income	$(0.71)	$(0.76)	$(0.73)	$(0.47)	$(0.34)
From net realized gain	—	—	—	(0.25)	(0.17)
Total distributions	$(0.71)	$(0.76)	$(0.73)	$(0.72)	$(0.51)
Net asset value — End of year	$15.01	$14.58	$14.46	$14.04	$15.35
Total Return(2)	7.96%	6.25%	8.42%	(3.88)%	3.62%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$48,619	$39,466	$36,834	$30,574	$30,844
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.90%	0.91%	0.92%	0.92%	0.92%
Net expenses	0.87%(4)	0.87%(4)	0.91%(4)	0.91%(4)	0.90%
Net investment income	4.74%	5.30%	5.11%	3.17%	2.18%
Portfolio Turnover	394%(5)	450%(5)	181%(5)	93%(5)	96%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.59	$14.47	$14.05	$15.35	$15.32
Income (Loss) From Operations
Net investment income(1)	$0.59	$0.66	$0.62	$0.36	$0.22
Net realized and unrealized gain (loss)	0.44	0.12	0.42	(1.05)	0.21
Total income (loss) from operations	$1.03	$0.78	$1.04	$(0.69)	$0.43
Less Distributions
From net investment income	$(0.60)	$(0.66)	$(0.62)	$(0.36)	$(0.23)
From net realized gain	—	—	—	(0.25)	(0.17)
Total distributions	$(0.60)	$(0.66)	$(0.62)	$(0.61)	$(0.40)
Net asset value — End of year	$15.02	$14.59	$14.47	$14.05	$15.35
Total Return(2)	7.16%	5.46%	7.61%	(4.53)%	2.77%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,056	$2,753	$1,618	$1,333	$1,249
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.64%	1.66%	1.67%	1.67%	1.67%
Net expenses	1.61%(4)	1.62%(4)	1.66%(4)	1.66%(4)	1.65%
Net investment income	3.99%	4.51%	4.37%	2.46%	1.42%
Portfolio Turnover	394%(5)	450%(5)	181%(5)	93%(5)	96%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.54	$14.42	$14.00	$15.30	$15.27
Income (Loss) From Operations
Net investment income(1)	$0.74	$0.80	$0.76	$0.50	$0.38
Net realized and unrealized gain (loss)	0.43	0.12	0.42	(1.05)	0.20
Total income (loss) from operations	$1.17	$0.92	$1.18	$(0.55)	$0.58
Less Distributions
From net investment income	$(0.74)	$(0.80)	$(0.76)	$(0.50)	$(0.38)
From net realized gain	—	—	—	(0.25)	(0.17)
Total distributions	$(0.74)	$(0.80)	$(0.76)	$(0.75)	$(0.55)
Net asset value — End of year	$14.97	$14.54	$14.42	$14.00	$15.30
Total Return(2)	8.24%	6.53%	8.70%	(3.60)%	3.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$695,642	$491,225	$273,495	$229,808	$200,170
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.65%	0.66%	0.67%	0.67%	0.67%
Net expenses	0.62%(4)	0.62%(4)	0.66%(4)	0.66%(4)	0.65%
Net investment income	4.98%	5.50%	5.35%	3.43%	2.42%
Portfolio Turnover	394%(5)	450%(5)	181%(5)	93%(5)	96%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.55	$14.43	$14.01	$15.31	$15.27
Income (Loss) From Operations
Net investment income(1)	$0.75	$0.82	$0.77	$0.51	$0.39
Net realized and unrealized gain (loss)	0.44	0.11	0.43	(1.04)	0.21
Total income (loss) from operations	$1.19	$0.93	$1.20	$(0.53)	$0.60
Less Distributions
From net investment income	$(0.76)	$(0.81)	$(0.78)	$(0.52)	$(0.39)
From net realized gain	—	—	—	(0.25)	(0.17)
Total distributions	$(0.76)	$(0.81)	$(0.78)	$(0.77)	$(0.56)
Net asset value — End of year	$14.98	$14.55	$14.43	$14.01	$15.31
Total Return(2)	8.33%	6.61%	8.80%	(3.49)%	3.96%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,434	$50,797	$31,997	$38,166	$47,590
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.55%	0.58%	0.57%	0.57%	0.59%
Net expenses	0.52%(4)	0.54%(4)	0.57%(4)	0.56%(4)	0.57%
Net investment income	5.09%	5.61%	5.43%	3.48%	2.49%
Portfolio Turnover	394%(5)	450%(5)	181%(5)	93%(5)	96%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03%, 0.04%, less than 0.005% and less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$101,771,722	$ —	$101,771,722
Collateralized Mortgage Obligations	—	50,511,330	—	50,511,330
Commercial Mortgage-Backed Securities	—	51,682,815	—	51,682,815
Common Stocks	—	570,269	—	570,269
Convertible Bonds	—	4,799,757	—	4,799,757
Corporate Bonds	—	227,660,548	—	227,660,548
Exchange-Traded Funds	6,039,250	—	—	6,039,250
High Social Impact Investments	—	1,521,420	—	1,521,420
Preferred Stocks	6,106,244	—	—	6,106,244
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	39,729,142	—	39,729,142
Sovereign Government Bonds	—	2,865,817	—	2,865,817
U.S. Government Agency Mortgage-Backed Securities	—	165,634,247	—	165,634,247
U.S. Treasury Obligations	—	123,578,198	—	123,578,198
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	96,716,220	—	—	96,716,220
Securities Lending Collateral	3,453,084	—	—	3,453,084
U.S. Treasury Obligations	—	1,516,427	—	1,516,427
Total Investments	$112,314,798	$771,841,692	$0	$884,156,490
Forward Foreign Currency Exchange Contracts	$ —	$167,587	$ —	$167,587
Futures Contracts	482,609	—	—	482,609
Swap Contracts	—	11,250	—	11,250
Total	$112,797,407	$772,020,529	$0	$884,817,936

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(486,232)	$ —	$(486,232)
Futures Contracts	(156,964)	—	—	(156,964)
Total	$(156,964)	$(486,232)	$ —	$(643,196)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At December 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state,

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
P  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $2,349,312.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $185,190 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $805,478.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2025 amounted to $108,885 and $31,389 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $3,797 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was also informed that EVD received $232 and $2,238 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $7,812 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $500,396,191 and $388,054,559, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $2,397,306,776 and $2,325,154,136, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$33,622,774	$23,773,702
During the year ended December 31, 2025, distributable earnings was increased by $231,534 and paid-in capital was decreased by $231,534 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$649,278
Deferred capital losses	(306,654)
Net unrealized appreciation	4,707,311
Distributions payable	(78,024)
Distributable earnings	$4,971,911
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $306,654 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $306,654 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$879,503,294
Gross unrealized appreciation	$12,146,258
Gross unrealized depreciation	(7,449,823)
Net unrealized appreciation	$4,696,435

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2025 is included in the Schedule of Investments. At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the year ended December 31, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the year ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the year ended December 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $486,232. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $149,000 at December 31, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master
Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of the liability for cash collateral due to broker at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
At December 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Distributable earnings	$ —	$ —	$482,609(1)	$482,609
Receivable for open forward foreign currency exchange contracts	—	167,587	—	167,587
Receivable for open swap contracts	11,250	—	—	11,250
Total Asset Derivatives	$11,250	$167,587	$482,609	$661,446
Derivatives not subject to master netting or similar agreements	$—	$—	$482,609	$482,609
Total Asset Derivatives subject to master netting or similar agreements	$11,250	$167,587	$—	$178,837
Distributable earnings	$ —	$ —	$(156,964)(1)	$(156,964)
Payable for open forward foreign currency exchange contracts	—	(486,232)	—	(486,232)
Total Liability Derivatives	$—	$(486,232)	$(156,964)	$(643,196)
Derivatives not subject to master netting or similar agreements	$—	$—	$(156,964)	$(156,964)
Total Liability Derivatives subject to master netting or similar agreements	$—	$(486,232)	$—	$(486,232)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of December 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$32,030	$(32,030)	$ —	$ —	$ —
Goldman Sachs International	11,250	—	—	—	11,250
JPMorgan Chase Bank, N.A.	133,823	(133,823)	—	—	—
UBS AG	1,734	(1,734)	—	—	—
	$178,837	$(167,587)	$ —	$ —	$11,250

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$(36,847)	$ —	$ —	$ —	$(36,847)
BNP Paribas	(65,648)	—	—	—	(65,648)
Citibank, N.A.	(79,402)	32,030	—	—	(47,372)
JPMorgan Chase Bank, N.A.	(249,718)	133,823	—	115,895	—
UBS AG	(54,617)	1,734	—	—	(52,883)
	$(486,232)	$167,587	$ —	$115,895	$(202,750)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$1,238,610	$ —	$1,238,610
Futures contracts	—	—	(427,280)	(427,280)
Swap contracts	388,916	—	—	388,916
Total	$388,916	$1,238,610	$(427,280)	$1,200,246
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$(309,721)	$ —	$(309,721)
Futures contracts	—	—	(155,430)	(155,430)
Swap contracts	11,250	—	—	11,250
Total	$11,250	$(309,721)	$(155,430)	$(453,901)

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$67,557,000	$50,438,000	$37,009,000	$3,261,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan, including accrued interest, was $4,293,151 and the total value of collateral received was $4,369,618, comprised of cash of $3,453,084 and U.S. government and/or agencies securities of $916,534.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$560,425	$ —	$ —	$ —	$560,425
Corporate Bonds	2,782,278	—	—	—	2,782,278
Preferred Stocks	110,381	—	—	—	110,381
Total	$3,453,084	$ —	$ —	$ —	$3,453,084
The carrying amount of the liability for deposits for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At December 31, 2025, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $104,276,890, which represents 13.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,766,270	$ 1,269,750	$ —	$ —	$ 3,230	$ 6,039,250	$ 274,417	119,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	494,275	—	—	—	12,655	506,930	25,000	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	985,350	—	—	—	29,140	1,014,490	50,139	$1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	17,114,347	1,000,000	(17,510,202)	(645,183)	41,038	—	374,785	—
Short-Term Investments
Liquidity Fund	100,126,219	418,558,247	(421,968,246)	—	—	96,716,220	3,863,885	96,716,220
Total				$(645,183)	$86,063	$104,276,890	$4,588,226

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,037,993	$15,361,791	1,325,947	$19,242,503
Reinvestment of distributions	132,394	1,966,569	144,821	2,107,283
Shares redeemed	(637,614)	(9,415,191)	(1,311,315)	(19,242,900)
Net increase	532,773	$7,913,169	159,453	$2,106,886
Class C
Shares sold	51,750	$763,819	96,721	$1,412,047
Reinvestment of distributions	8,047	119,584	5,608	81,728
Shares redeemed	(45,031)	(673,239)	(25,424)	(370,721)
Net increase	14,766	$210,164	76,905	$1,123,054

Calvert
Flexible Bond Fund
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	20,792,472	$307,743,056	19,743,488	$287,966,834
Reinvestment of distributions	1,910,004	28,301,466	1,295,988	18,834,985
Shares redeemed	(10,007,722)	(147,658,888)	(6,225,824)	(90,363,761)
Net increase	12,694,754	$188,385,634	14,813,652	$216,438,058
Class R6
Shares sold	199,341	$2,944,702	1,438,934	$20,979,440
Reinvestment of distributions	164,587	2,436,902	150,765	2,190,906
Shares redeemed	(1,489,504)	(22,103,622)	(316,131)	(4,600,127)
Net increase (decrease)	(1,125,576)	$(16,722,018)	1,273,568	$18,570,219

Calvert
Flexible Bond Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Flexible Bond Fund and Board of Trustees of Calvert Management Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Flexible Bond Fund (the “Fund”), one of the funds constituting Calvert Management Series, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
Flexible Bond Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $78,472, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 80.91% of distributions from net investment income as a 163(j) interest dividend.

CUBAX-NCSR 12.31.25

Calvert
Responsible Municipal Income Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Calvert
Responsible Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Schedule of Investments

Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.8%
Conservation Fund, 3.474%, 12/15/29	$3,453	$ 3,313,820
		$ 3,313,820
Financial — 1.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,698,075
		$ 4,698,075
Other Revenue — 0.3%
Nature Conservancy, Series A, 0.944%, 7/1/26	$1,285	$ 1,260,226
		$ 1,260,226
Total Corporate Bonds (identified cost $9,696,130)		$9,272,121

Tax-Exempt Mortgage-Backed Securities — 3.3%

Security	Principal Amount (000's omitted)	Value
Housing — 3.3%
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	$2,860	$ 2,914,031
Series 2022-2, Class A, 4.00%, 10/20/36	2,868	2,847,271
Series 2024-2, Class A, 3.625%, 8/20/39	1,483	1,425,246
Series 2024-3, Class A, 4.034%, 10/1/51(1)	2,478	2,459,070
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 4.084%, 3/20/40(1)	3,968	3,894,136
Total Tax-Exempt Mortgage-Backed Securities (identified cost $12,978,441)		$ 13,539,754

Tax-Exempt Municipal Obligations — 87.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.0%
Indianapolis Local Public Improvement Bond Bank, IN:
5.00%, 2/1/53	$3,510	$ 3,611,663
Green Bonds, 5.00%, 1/1/52	2,000	2,075,831
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,307,713
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	2,490	2,636,176
Oklahoma Water Resources Board, 4.00%, 10/1/44	2,710	2,644,812
		$ 12,276,195
Security	Principal Amount (000's omitted)	Value
Education — 5.2%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,004,375
Green Bonds, 5.00%, 7/1/43	1,850	1,913,601
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/26	120	119,729
4.00%, 6/15/27	80	80,521
4.00%, 6/15/30	100	100,075
4.00%, 6/15/31	100	99,875
California Enterprise Development Authority, (Rocklin Academy), 5.00%, 6/1/34(2)	500	524,686
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/41	325	357,700
5.00%, 7/1/42	325	353,682
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,006,968
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(2)	250	249,909
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(2)	500	478,229
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 4.25%, 10/1/44	25	24,418
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,490,798
Navajo County Unified School District No. 27, AZ, 5.50%, 7/1/35	1,105	1,279,655
New York Dormitory Authority:
Sustainability Bonds, 5.00%, 7/1/41	225	249,919
Sustainability Bonds, 5.00%, 7/1/42	250	275,193
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,150,113
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,160	1,160,025
Escrowed to Maturity, 4.00%, 6/15/36	235	251,613
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,096
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	908,951
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(2)	765	755,310
University of California, 5.25%, 5/15/40	800	978,652
University of South Carolina, 5.00%, 5/1/46	1,430	1,499,656
		$21,333,749
Electric Utilities — 4.4%
American Municipal Power, Inc., OH, (Greenup Hydroelectric):
5.00%, 2/15/42	$500	$542,437
5.00%, 2/15/43	1,000	1,075,570
5.00%, 2/15/44	1,500	1,595,211
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	2,000	2,053,559

1
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Douglas County Public Utility District No. 1, WA: (continued)
4.00%, 9/1/40	$2,000	$ 2,038,557
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	1,525	1,664,245
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,035	1,035,305
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,159,321
Tacoma, WA, Electric System Revenue:
Green Bonds, 5.00%, 1/1/44	830	887,923
Green Bonds, 5.00%, 1/1/49	3,000	3,116,531
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,102,258
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	683,808
		$17,954,725
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(2)	$10	$10,316
		$10,316
General Obligations — 15.7%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,322,811
Athens Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/45	3,510	3,703,639
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,914,967
California, 4.00%, 9/1/32	1,000	1,007,735
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/42	2,070	2,304,455
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,262
Chicago Board of Education, IL:
5.00%, 12/1/34	2,160	2,161,942
5.25%, 12/1/36	4,000	4,070,472
5.25%, 12/1/39	2,000	1,996,553
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	660,850
Social Bonds, 5.25%, 5/1/32	600	668,895
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,013,592
Hawaii, 4.00%, 10/1/34	2,000	2,011,217
Howell Public Schools, MI, 5.00%, 5/1/41	350	387,004
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,400	3,477,103
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,292,609
5.25%, 8/1/40	1,200	1,355,747
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,187,931
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	2,035	2,385,814
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/45	2,300	2,565,006
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	$3,000	$ 3,009,182
Oregon City School District No. 62, OR:
5.00%, 6/15/42	1,750	1,935,912
5.00%, 6/15/45	705	759,837
Pasadena, CA, (Central Library), 5.00%, 9/1/51	2,980	3,185,561
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,145	983,234
Peoria County Community Unit School District No. 323, IL, 5.00%, 4/1/41	4,550	4,916,082
Renton School District No. 403, WA, 4.00%, 12/1/39	1,225	1,243,561
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	2,500	2,556,337
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/42	3,000	3,405,320
		$64,733,630
Hospital — 7.7%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$1,965	$1,812,470
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,260,144
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,402,114
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,195,650
4.00%, 4/1/36	2,520	2,488,769
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,351,195
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	508,171
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	1,900	1,723,846
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	600	654,846
Green Bonds, 5.25%, 2/28/41	1,100	1,188,984
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	1,800	1,611,201
4.00%, 11/15/49	1,100	971,397
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/40	1,000	1,084,639
5.25%, 11/1/41	875	939,345
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,176,556
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	1,460	1,413,783
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	4,000	3,918,491
		$31,701,601

2
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 16.7%
Build NYC Resource Corp., NY, (Urban Resource Institute), 5.375%, 12/1/46	$500	$ 535,767
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, Social Bonds, 4.00%, 8/15/44	1,000	927,103
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainability Bonds, 4.20%, 8/1/40	3,960	4,051,880
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,133,989
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,025,401
Denver City and County Housing Authority, CO, (4965 Washington Street), 5.00%, 12/1/45	1,250	1,262,284
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	2,017,466
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	5,012,535
FW Texas Street Public Facility Corp., TX, 5.00%, 5/1/38	2,500	2,652,430
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,048,087
4.00%, 5/15/34	1,145	1,165,262
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	841,630
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,029,794
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,032,172
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	1,975	1,988,368
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,590	1,597,799
Maryland Community Development Administration, (Villages at Marley Station), (FNMA), Sustainability Bonds, 4.35%, 2/1/44	3,970	3,904,265
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,575,000
4.35%, 7/1/50	550	534,699
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,068,270
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	550	545,879
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,518,382
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,041,532
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,190	3,268,820
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,851,173
Sustainable Development Bonds, 1.75%, 11/1/32	990	866,457
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,585
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,726,446
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency: (continued)
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	$745	$ 738,269
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,145	2,170,330
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	930,037
Social Bonds, 0.95%, 10/1/28	450	417,309
Social Bonds, 4.30%, 10/1/42	2,560	2,568,423
Social Bonds, 4.40%, 10/1/38	1,500	1,549,127
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/34	1,100	1,182,180
5.00%, 6/1/39	960	1,017,650
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	685,723
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,021,823
5.00%, 6/1/27	500	506,301
Utah Housing Corp., 4.00%, 1/1/36	755	755,077
Virginia Housing Development Authority, 4.10%, 10/1/27	3,775	3,777,419
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,037,350
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,495	1,515,194
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	485	485,232
		$68,545,919
Industrial Development Revenue — 1.7%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$1,041,189
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(2)	1,415	1,414,941
Iowa Finance Authority, (LOC: Citibank, N.A.), (AMT), Green Bonds, 3.875% to 4/1/26 (Put Date), 1/1/42	1,445	1,443,538
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	2,000	1,761,540
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(2)	1,250	1,252,415
		$6,913,623
Insured - Education — 0.2%
Eastern Michigan University, (BAM), 5.00%, 3/1/45	$730	$764,375
		$764,375
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AG), Green Bonds, 5.25%, 11/15/41	$1,500	$1,700,865
(AG), Green Bonds, 5.25%, 11/15/42	1,000	1,120,099
		$2,820,964

3
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.3%
Maricopa County Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/41	$850	$ 942,478
(BAM), 5.00%, 7/1/43	1,300	1,408,499
Pontiac, MI, (BAM), 5.00%, 4/1/43	240	255,610
Sparta Area School District, WI, (AG), 3.00%, 3/1/40	1,300	1,165,218
Whatcom County Public Utility District No. 1, WA:
(AMT), (BAM), 5.25%, 12/1/40	660	712,732
(AMT), (BAM), 5.50%, 12/1/41	1,000	1,091,751
		$5,576,288
Insured - Housing — 0.4%
Rhode Island Health and Educational Building Corp., RI, (PRG-RI Properties LLC), (AG), 5.00%, 7/1/45	$1,500	$1,536,224
		$1,536,224
Insured - Solid Waste — 0.0%†
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	$15	$15,804
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,083
		$31,887
Insured - Special Tax Revenue — 0.6%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke Project):
(AG), 5.00%, 7/1/43(3)	$450	$489,637
(AG), 5.00%, 7/1/47(3)	675	711,807
Gilbert Community School District, IA, Infrastructure Sales Services and Use Tax Revenue, (AG), 4.375%, 6/1/43	1,345	1,357,035
		$2,558,479
Insured - Transportation — 0.0%†
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/30	$215	$215,371
		$215,371
Insured - Water and Sewer — 3.1%
Atlanta, GA, Water and Wastewater Revenue, (BAM), Green Bonds, 4.00%, 11/1/43	$1,350	$1,337,159
Berkeley County Public Service District, WV, Water Revenue:
(BAM), Green Bonds, 4.25%, 12/1/49	1,250	1,232,945
(BAM), Green Bonds, 5.00%, 12/1/38	500	548,355
(BAM), Green Bonds, 5.00%, 12/1/39	330	359,581
(BAM), Green Bonds, 5.00%, 12/1/40	500	541,326
Carmel, IN, Waterworks Revenue, (BAM), 5.25%, 5/1/51	790	818,466
Chicago, IL, Wastewater Transmission Revenue, (AG), 5.00%, 1/1/39	1,000	1,078,418
Chicago, IL, Water Revenue, (AG), 5.00%, 11/1/38	1,000	1,081,500
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Eagle River Water and Sanitation District, CO, (AG), 4.00%, 12/1/52	$1,820	$ 1,662,585
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/42	825	874,251
Grand Prairie Water Commission, IL:
(BAM), 5.00%, 1/1/42	975	1,052,467
(BAM), 5.00%, 1/1/43	250	267,165
(BAM), 5.00%, 1/1/44	725	768,891
Stockton-East Water District, CA:
(BAM), Green Bonds, 5.00%, 3/1/43	365	396,703
(BAM), Green Bonds, 5.00%, 3/1/44	350	375,899
(BAM), Green Bonds, 5.00%, 3/1/45	350	373,222
		$12,768,933
Lease Revenue/Certificates of Participation — 5.3%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,111,034
Battery Park City Authority, NY:
Sustainability Bonds, 5.00%, 11/1/45	730	794,807
Sustainability Bonds, 5.00%, 11/1/53	4,000	4,166,675
College of Western Idaho:
4.25%, 8/1/45	535	524,029
5.25%, 8/1/50	480	502,878
Columbus Multi School Building Corp., IN, 5.00%, 7/15/42	815	879,067
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,145	1,145,041
IPS Multi-School Building Corp., IN:
Social Bonds, 5.00%, 7/15/42	1,150	1,241,347
Social Bonds, 5.00%, 7/15/43	1,300	1,385,722
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	400	400,183
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,342,730
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,465	1,486,304
Vail, CO, Certificates of Participation, 5.25%, 12/1/50	1,250	1,324,666
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,355	3,560,723
Westfield High School Building Corp., IN, 5.00%, 7/15/38	1,640	1,802,207
		$21,667,413
Other Revenue — 5.8%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	$4,300	$4,557,867
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	4,000	4,171,418
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,500	1,572,753
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,764,014
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,354,885
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	1,160	1,198,714
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,381,708

4
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Fairfax County Economic Development Authority, VA, (National Wildlife Federation): (continued)
Green Bonds, 5.00%, 9/1/36	$1,445	$ 1,517,202
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,012,923
4.45%, 11/1/36	1,000	1,016,396
Massachusetts Development Finance Agency, (Seven Hills Foundation and Affiliates Issue), 6.00%, 9/1/50	500	538,517
		$ 24,086,397
Senior Living/Life Care — 0.9%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 5.25%, 10/1/45	$2,240	$2,323,041
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	1,500	1,499,651
		$3,822,692
Solid Waste — 0.4%
Ecomaine, ME, Green Bonds, (AMT), 5.25%, 10/15/44	$1,450	$1,520,458
		$1,520,458
Special Tax Revenue — 4.0%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,025,908
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,674,211
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,025,092
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,967,702
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,333,593
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	3,000	3,362,406
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	1,002,371
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	946,316
		$16,337,599
Student Loan — 0.0%†
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	$100	$105,775
		$105,775
Transportation — 5.0%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Green Bonds, (AMT), 5.25%, 7/1/41	$1,500	$1,626,282
Atlanta, GA, Department of Aviation:
Green Bonds, (AMT), 5.25%, 7/1/41	1,000	1,093,668
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Atlanta, GA, Department of Aviation: (continued)
Green Bonds, (AMT), 5.25%, 7/1/42	$1,500	$ 1,623,821
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,940,872
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,541,729
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,035,856
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,819,048
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,656,668
Green Bonds, (AMT), 5.25%, 7/1/45	5,860	6,174,582
		$20,512,526
Water and Sewer — 5.4%
Allegheny County Sanitary Authority, PA, 4.125%, 12/1/42	$2,190	$2,213,865
Clairton Municipal Authority, PA, Sewer Revenue, 4.00%, 12/1/38	1,750	1,755,646
District of Columbia Water and Sewer Authority:
Green Bonds, 5.00%, 10/1/41	1,000	1,109,662
Green Bonds, 5.00%, 10/1/42	1,290	1,415,026
Green Bonds, 5.00%, 10/1/43	2,500	2,713,629
Florence, SC, Combined Waterworks and Sewerage System Revenue, 4.00%, 9/1/55	2,000	1,847,255
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,068,249
Honolulu City and County, HI, Wastewater System Revenue:
Green Bonds, 5.25%, 7/1/46	460	502,016
Green Bonds, 5.25%, 7/1/47	600	652,755
Green Bonds, 5.25%, 7/1/50	500	540,552
Green Bonds, 5.25%, 7/1/55	500	538,057
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,420	1,558,492
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	759,834
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,039,590
Oklahoma Water Resources Board, (Clean Water Program), 5.00%, 4/1/41	620	686,594
Santa Clara Valley Water District, CA, Sustainability Bonds, 5.00%, 8/1/47	570	606,684
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,325	2,211,942
Virginia Beach, Storm Water Utility Revenue, 4.00%, 11/15/45	1,140	1,120,935
		$22,340,783
Total Tax-Exempt Municipal Obligations (identified cost $356,259,707)		$360,135,922

5
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Schedule of Investments — continued

Taxable Municipal Obligations — 4.7%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.99%, 4/1/26	$550	$ 545,769
2.19%, 4/1/27	600	578,850
2.38%, 4/1/28	1,190	1,118,421
2.50%, 4/1/29	1,000	915,003
		$ 3,158,043
Electric Utilities — 1.1%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 2.52%, 11/1/28(2)	$1,205	$ 1,140,755
Connecticut Green Bank:
Green Bonds, 4.375%, 11/15/32	1,536	1,547,248
Green Bonds, 4.60%, 11/15/35	568	570,016
Green Bonds, 4.65%, 11/15/36	745	745,074
Green Bonds, 4.70%, 11/15/37	640	639,957
		$4,643,050
General Obligations — 1.2%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$739,758
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	377,928
1.802%, 8/1/31	400	356,861
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,027,174
Tustin Unified School District, CA, 1.554%, 8/1/29	535	494,893
		$4,996,614
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$567,262
		$567,262
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$460,101
		$460,101
Insured - Housing — 0.1%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 2.005%, 7/1/27	$185	$178,445
(AG), 2.429%, 7/1/29	275	255,367
(AG), 2.679%, 7/1/31	90	80,449
		$514,261
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$ 518,248
Green Bonds, 5.298%, 3/1/32	500	520,255
Green Bonds, 5.398%, 3/1/33	500	520,858
		$ 1,559,361
Other Revenue — 0.4%
Arizona Industrial Development Authority, (Reinvestment Fund, Inc.), 5.259%, 10/1/33	$1,500	$ 1,517,068
		$ 1,517,068
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 2.361%, 6/1/26	$2,000	$1,989,433
		$1,989,433
Total Taxable Municipal Obligations (identified cost $19,760,256)		$19,405,193
Total Investments — 97.8% (identified cost $398,694,534)		$402,352,990

Other Assets, Less Liabilities — 2.2%	$ 9,133,813
Net Assets — 100.0%	$411,486,803

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $7,588,101 or 1.8% of the Fund's net assets.
(3)	When-issued security.

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Schedule of Investments — continued

At December 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California16.1%
Others, representing less than 10% individually79.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 3.5% of total investments.
Abbreviations:
AG	– Assured Guaranty Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency
7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $398,694,534)	$402,352,990
Cash	6,338,596
Receivable for investments sold	765,940
Receivable for capital shares sold	126,138
Interest receivable	4,194,460
Receivable from affiliates	73,963
Trustees' deferred compensation plan	129,779
Total assets	$413,981,866
Liabilities
Payable for when-issued securities	$1,196,755
Payable for capital shares redeemed	556,790
Distributions payable	247,495
Payable to affiliates:
Investment advisory fee	121,696
Administrative fee	41,724
Distribution and service fees	20,207
Sub-transfer agency fee	9,192
Trustees' deferred compensation plan	129,779
Accrued expenses	171,425
Total liabilities	$2,495,063
Net Assets	$411,486,803
Sources of Net Assets
Paid-in capital	$465,334,260
Accumulated loss	(53,847,457)
Net Assets	$411,486,803
Class A Shares
Net Assets	$92,346,112
Shares Outstanding	5,997,262
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.40
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.92
Class C Shares
Net Assets	$712,856
Shares Outstanding	46,296
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.40
Class I Shares
Net Assets	$318,427,835
Shares Outstanding	20,627,659
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.44

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income - affiliated issuers	$63,453
Interest income	15,719,952
Total investment income	$15,783,405
Expenses
Investment advisory fee	$1,417,426
Administrative fee	485,975
Distribution and service fees:
Class A	235,244
Class C	7,189
Trustees' fees and expenses	21,386
Custodian fees	7,211
Transfer agency fees and expenses	315,997
Accounting fees	95,854
Professional fees	102,592
Registration fees	66,211
Reports to shareholders	14,106
Miscellaneous	97,331
Total expenses	$2,866,522
Waiver and/or reimbursement of expenses by affiliates	$(600,829)
Net expenses	$2,265,693
Net investment income	$13,517,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,332,421)
Net realized loss	$(1,332,421)
Change in unrealized appreciation (depreciation):
Investment securities	$4,809,462
Net change in unrealized appreciation (depreciation)	$4,809,462
Net realized and unrealized gain	$3,477,041
Net increase in net assets from operations	$16,994,753
9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,517,712	$13,761,580
Net realized gain (loss)	(1,332,421)	1,155,892
Net change in unrealized appreciation (depreciation)	4,809,462	(7,135,267)
Net increase in net assets from operations	$16,994,753	$7,782,205
Distributions to shareholders:
Class A	$(2,967,356)	$(3,034,082)
Class C	(17,257)	(19,019)
Class I	(10,551,761)	(10,715,592)
Total distributions to shareholders	$(13,536,374)	$(13,768,693)
Capital share transactions:
Class A	$(5,047,847)	$(7,141,102)
Class C	51,298	(512,994)
Class I	(8,892,900)	(7,865,221)
Net decrease in net assets from capital share transactions	$(13,889,449)	$(15,519,317)
Net decrease in net assets	$(10,431,070)	$(21,505,805)
Net Assets
At beginning of year	$421,917,873	$443,423,678
At end of year	$411,486,803	$421,917,873
10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.25	$15.46	$15.06	$16.69	$16.83
Income (Loss) From Operations
Net investment income(1)	$0.48	$0.46	$0.41	$0.26	$0.17
Net realized and unrealized gain (loss)	0.15	(0.21)	0.40	(1.63)	(0.14)
Total income (loss) from operations	$0.63	$0.25	$0.81	$(1.37)	$0.03
Less Distributions
From net investment income	$(0.48)	$(0.46)	$(0.41)	$(0.26)	$(0.17)
Total distributions	$(0.48)	$(0.46)	$(0.41)	$(0.26)	$(0.17)
Net asset value — End of year	$15.40	$15.25	$15.46	$15.06	$16.69
Total Return(2)	4.21%	1.65%	5.50%	(8.20)%	0.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$92,346	$96,625	$105,114	$109,974	$128,437
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.90%	0.88%	0.89%	0.88%	0.87%
Net expenses	0.75%(4)	0.75%(4)	0.75%(4)	0.75%(4)	0.75%
Net investment income	3.15%	3.00%	2.73%	1.69%	1.02%
Portfolio Turnover	39%	37%	54%	88%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.25	$15.46	$15.06	$16.69	$16.83
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.34	$0.30	$0.14	$0.04
Net realized and unrealized gain (loss)	0.15	(0.20)	0.40	(1.62)	(0.13)
Total income (loss) from operations	$0.51	$0.14	$0.70	$(1.48)	$(0.09)
Less Distributions
From net investment income	$(0.36)	$(0.35)	$(0.30)	$(0.15)	$(0.05)
Total distributions	$(0.36)	$(0.35)	$(0.30)	$(0.15)	$(0.05)
Net asset value — End of year	$15.40	$15.25	$15.46	$15.06	$16.69
Total Return(2)	3.43%	0.89%	4.71%	(8.89)%	(0.56)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$713	$653	$1,179	$1,462	$2,258
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.65%	1.63%	1.64%	1.63%	1.62%
Net expenses	1.50%(4)	1.50%(4)	1.50%(4)	1.50%(4)	1.50%
Net investment income	2.40%	2.24%	1.97%	0.89%	0.27%
Portfolio Turnover	39%	37%	54%	88%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$15.29	$15.50	$15.10	$16.73	$16.88
Income (Loss) From Operations
Net investment income(1)	$0.51	$0.50	$0.45	$0.30	$0.21
Net realized and unrealized gain (loss)	0.16	(0.21)	0.40	(1.63)	(0.15)
Total income (loss) from operations	$0.67	$0.29	$0.85	$(1.33)	$0.06
Less Distributions
From net investment income	$(0.52)	$(0.50)	$(0.45)	$(0.30)	$(0.21)
Total distributions	$(0.52)	$(0.50)	$(0.45)	$(0.30)	$(0.21)
Net asset value — End of year	$15.44	$15.29	$15.50	$15.10	$16.73
Total Return(2)	4.47%	1.91%	5.75%	(7.94)%	0.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$318,428	$324,640	$337,131	$314,760	$304,069
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.65%	0.63%	0.64%	0.63%	0.62%
Net expenses	0.50%(4)	0.50%(4)	0.50%(4)	0.50%(4)	0.50%
Net investment income	3.40%	3.25%	2.97%	1.97%	1.27%
Portfolio Turnover	39%	37%	54%	88%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

Calvert
Responsible Municipal Income Fund
December 31, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,272,121	$ —	$9,272,121
Tax-Exempt Mortgage-Backed Securities	—	13,539,754	—	13,539,754
Tax-Exempt Municipal Obligations	—	360,135,922	—	360,135,922
Taxable Municipal Obligations	—	19,405,193	—	19,405,193
Total Investments	$ —	$402,352,990	$ —	$402,352,990
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
H  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
15

Calvert
Responsible Municipal Income Fund
December 31, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $1,417,426.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $2,199 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $598,630.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $485,975.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2025 amounted to $235,244 and $7,189 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,610 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was also informed that EVD received $2,924 and less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $27,910 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $155,959,674 and $174,727,808, respectively.
16

Calvert
Responsible Municipal Income Fund
December 31, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Tax-exempt income	$12,619,725	$12,925,931
Ordinary income	$916,649	$842,762
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$537,398
Deferred capital losses	(57,632,497)
Net unrealized appreciation	3,495,137
Distributions payable	(247,495)
Accumulated loss	$(53,847,457)
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $57,632,497 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $8,819,662 are short-term and $48,812,835 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$398,857,853
Gross unrealized appreciation	$7,748,584
Gross unrealized depreciation	(4,253,447)
Net unrealized appreciation	$3,495,137
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
17

Calvert
Responsible Municipal Income Fund
December 31, 2025
Notes to Financial Statements — continued

6  Affiliated Investments
Transactions in the Fund's investment in funds that may be deemed to be affiliated for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,672	$34,436,703	$(34,441,375)	$ —	$ —	$ —	$63,453	—
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	577,915	$8,749,206	462,346	$7,111,559
Reinvestment of distributions	177,920	2,692,381	179,729	2,754,940
Shares redeemed	(1,093,023)	(16,489,434)	(1,107,593)	(17,007,601)
Net decrease	(337,188)	$(5,047,847)	(465,518)	$(7,141,102)
Class C
Shares sold	11,080	$165,149	1,125	$17,298
Reinvestment of distributions	1,139	17,220	1,230	18,842
Shares redeemed	(8,718)	(131,071)	(35,798)	(549,134)
Net increase (decrease)	3,501	$51,298	(33,443)	$(512,994)
Class I
Shares sold	5,902,635	$89,294,182	5,953,717	$91,623,300
Reinvestment of distributions	522,863	7,933,999	518,776	7,972,779
Shares redeemed	(7,026,459)	(106,121,081)	(6,997,766)	(107,461,300)
Net decrease	(600,961)	$(8,892,900)	(525,273)	$(7,865,221)
18

Calvert
Responsible Municipal Income Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Responsible Municipal Income Fund and Board of Trustees of Calvert Management Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Responsible Municipal Income Fund (the “Fund”), one of the funds constituting Calvert Management Series, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
19

Calvert
Responsible Municipal Income Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 93.23% of distributions from net investment income as an exempt-interest dividend.
20

CTTLX-NCSR 12.31.25

Calvert
Emerging Markets Focused Growth Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Calvert
Emerging Markets Focused Growth Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Schedule of Investments

Common Stocks — 95.0%

Security	Shares	Value
Brazil — 38.9%
Banco Bradesco SA	33,974	$ 96,123
Banco BTG Pactual SA	35,357	338,715
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,089	170,652
Itau Unibanco Holding SA, PFC Shares	27,513	196,632
Localiza Rent a Car SA	78,960	624,933
Localiza Rent a Car SA, PFC Shares(1)	3,036	22,993
MercadoLibre, Inc.(1)	92	185,312
NU Holdings Ltd., Class A(1)	20,862	349,230
Raia Drogasil SA	56,450	240,759
Sendas Distribuidora SA	40,631	53,849
TOTVS SA	4,388	33,534
XP, Inc., Class A	19,125	313,076
		$2,625,808
India — 36.4%
Apollo Hospitals Enterprise Ltd.	767	$60,147
AU Small Finance Bank Ltd.(2)	19,270	213,301
Bajaj Finance Ltd.	8,446	92,881
Bharti Airtel Ltd.	19,423	455,887
Cholamandalam Investment & Finance Co. Ltd.	12,188	231,178
Eternal Ltd.(1)	84,662	262,366
Global Health Ltd.	12,900	170,407
HDFC Bank Ltd.	14,372	158,766
HDFC Bank Ltd. ADR	2,022	73,884
ICICI Bank Ltd.	15,695	234,900
Laurus Labs Ltd.(2)	18,247	224,918
Mahindra & Mahindra Ltd.	6,609	272,945
		$2,451,580
Mexico — 5.0%
Grupo Financiero Banorte SAB de CV, Class O	36,175	$335,162
		$335,162
Taiwan — 14.7%
E Ink Holdings, Inc.	31,000	$194,771
eMemory Technology, Inc.	1,090	59,864
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	737,359
		$991,994
Total Common Stocks (identified cost $5,303,821)		$6,404,544

Short-Term Investments — 6.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	460,430	$ 460,430
Total Short-Term Investments (identified cost $460,430)		$ 460,430
Value
Total Investments — 101.9% (identified cost $5,764,251)	$6,864,974
Other Assets, Less Liabilities — (1.9)%	$ (125,605)
Net Assets — 100.0%	$6,739,369

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $438,219 or 6.5% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.
At December 31, 2025, the concentration of the Fund's investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	39.1%
Information Technology	15.2
Consumer Discretionary	10.7
Industrials	9.6
Communication Services	6.8
Health Care	6.7
Consumer Staples	4.4
Utilities	2.5
Total	95.0%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

1
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $5,303,821)	$6,404,544
Investments in securities of affiliated issuers, at value (identified cost $460,430)	460,430
Cash denominated in foreign currency, at value (cost $870)	885
Dividends receivable	19,936
Dividends receivable - affiliated	1,302
Receivable from affiliates	38,044
Trustees' deferred compensation plan	43
Total assets	$6,925,184
Liabilities
Due to custodian	$765
Payable for foreign capital gains taxes	99,195
Payable to affiliates:
Investment advisory fee	4,214
Administrative fee	682
Distribution and service fees	80
Sub-transfer agency fee	46
Trustees' deferred compensation plan	43
Payable for professional fees	65,526
Accrued expenses	15,264
Total liabilities	$185,815
Net Assets	$6,739,369
Sources of Net Assets
Paid-in capital	$5,737,939
Distributable earnings	1,001,430
Net Assets	$6,739,369
Class A Shares
Net Assets	$98,491
Shares Outstanding	8,333
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.82
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.47
Class C Shares
Net Assets	$69,940
Shares Outstanding	6,015
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.63
Class I Shares
Net Assets	$6,498,123
Shares Outstanding	547,679
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.86
2
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Statement of Assets and Liabilities — continued

December 31, 2025
Class R6 Shares
Net Assets	$72,815
Shares Outstanding	6,137
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$11.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $19,414)	$124,239
Dividend income - affiliated issuers	18,309
Securities lending income, net	14
Total investment income	$142,562
Expenses
Investment advisory fee	$46,067
Administrative fee	7,371
Distribution and service fees:
Class A	194
Class C	633
Trustees' fees and expenses	333
Custodian fees	11,902
Transfer agency fees and expenses	3,584
Accounting fees	3,538
Professional fees	86,503
Registration fees	63,589
Reports to shareholders	10,584
Miscellaneous	12,313
Total expenses	$246,611
Waiver and/or reimbursement of expenses by affiliates	$(185,614)
Net expenses	$60,997
Net investment income	$81,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $26,415)	$246,359
Foreign currency transactions	(7,426)
Net realized gain	$238,933
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $62,403)	$710,905
Foreign currency	385
Net change in unrealized appreciation (depreciation)	$711,290
Net realized and unrealized gain	$950,223
Net increase in net assets from operations	$1,031,788
4
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31, 2025,	Year Ended December 31, 2024,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$81,565	$16,146
Net realized gain	238,933	449,751
Net change in unrealized appreciation (depreciation)	711,290	(425,247)
Net increase in net assets from operations	$1,031,788	$40,650
Distributions to shareholders:
Class A	$(8,216)	$(1,885)
Class C	(5,645)	(1,636)
Class I	(552,300)	(158,883)
Class R6	(6,175)	(1,760)
Total distributions to shareholders	$(572,336)	$(164,164)
Capital share transactions:
Class A	$28,634	$10,882
Class C	9,758	1,636
Class I	552,300	158,883
Class R6	6,886	6,336
Net increase in net assets from capital share transactions	$597,578	$177,737
Net increase in net assets	$1,057,030	$54,223
Net Assets
At beginning of year	$5,682,339	$5,628,116
At end of year	$6,739,369	$5,682,339
5
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,		Period Ended December 31, 2023(1)
	2025	2024
Net asset value — Beginning of period	$10.97	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.13	$0.01	$0.02
Net realized and unrealized gain	1.80	0.05	1.22
Total income from operations	$1.93	$0.06	$1.24
Less Distributions
From net investment income	$(0.06)	$ —	$ —
From net realized gain	(1.02)	(0.33)	—
Total distributions	$(1.08)	$(0.33)	$ —
Net asset value — End of period	$11.82	$10.97	$11.24
Total Return(3)	17.89%	0.47%	12.40%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98	$65	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.25%	5.80%	5.64%(6)
Net expenses	1.23%(7)	1.24%(7)	1.24%(6)(7)
Net investment income	1.13%	0.05%	0.30%(6)
Portfolio Turnover	76%	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2025 and 2024 and the period ended December 31, 2023, respectively).
6
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,		Period Ended December 31, 2023(1)
	2025	2024
Net asset value — Beginning of period	$10.84	$11.19	$10.00
Income (Loss) From Operations
Net investment income (loss)(2)	$0.04	$(0.08)	$(0.03)
Net realized and unrealized gain	1.77	0.06	1.22
Total income (loss) from operations	$1.81	$(0.02)	$1.19
Less Distributions
From net realized gain	$(1.02)	$(0.33)	$ —
Total distributions	$(1.02)	$(0.33)	$ —
Net asset value — End of period	$11.63	$10.84	$11.19
Total Return(3)	16.99%	(0.25)%	11.90%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70	$56	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.00%	6.52%	6.39%(6)
Net expenses	1.98%(7)	1.99%(7)	1.99%(6)(7)
Net investment income (loss)	0.35%	(0.71)%	(0.45)%(6)
Portfolio Turnover	76%	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2025 and 2024 and the period ended December 31, 2023, respectively).
7
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,		Period Ended December 31, 2023(1)
	2025	2024
Net asset value — Beginning of period	$11.00	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.16	$0.03	$0.03
Net realized and unrealized gain	1.80	0.06	1.22
Total income from operations	$1.96	$0.09	$1.25
Less Distributions
From net investment income	$(0.08)	$ —	$(0.01)
From net realized gain	(1.02)	(0.33)	—
Total distributions	$(1.10)	$(0.33)	$(0.01)
Net asset value — End of period	$11.86	$11.00	$11.24
Total Return(3)	18.14%	0.73%	12.53%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,498	$5,500	$5,460
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.00%	5.52%	5.40%(6)
Net expenses	0.98%(7)	0.99%(7)	0.99%(6)(7)
Net investment income	1.34%	0.28%	0.55%(6)
Portfolio Turnover	76%	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2025 and 2024 and the period ended December 31, 2023, respectively).
8
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended December 31,		Period Ended December 31, 2023(1)
	2025	2024
Net asset value — Beginning of period	$11.00	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.16	$0.03	$0.03
Net realized and unrealized gain	1.81	0.06	1.22
Total income from operations	$1.97	$0.09	$1.25
Less Distributions
From net investment income	$(0.08)	$ —	$(0.01)
From net realized gain	(1.02)	(0.33)	—
Total distributions	$(1.10)	$(0.33)	$(0.01)
Net asset value — End of period	$11.87	$11.00	$11.24
Total Return(3)	18.24%	0.73%	12.54%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73	$61	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.00%	5.55%	5.39%(6)
Net expenses	0.98%(7)	0.99%(7)	0.99%(6)(7)
Net investment income	1.34%	0.28%	0.55%(6)
Portfolio Turnover	76%	50%	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2025 and 2024 and the period ended December 31, 2023, respectively).
9
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Emerging Markets Focused Growth Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund invests primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
10

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$870,611	$1,755,197	$ —	$2,625,808
India	73,884	2,377,696	—	2,451,580
Mexico	335,162	—	—	335,162
Taiwan	—	991,994	—	991,994
Total Common Stocks	$1,279,657	$5,124,887(1)	$ —	$6,404,544
Short-Term Investments	$460,430	$ —	$ —	$460,430
Total Investments	$1,740,087	$5,124,887	$ —	$6,864,974

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated
11

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Notes to Financial Statements — continued

investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2025, the investment advisory fee amounted to $46,067.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company). CRM pays MSIM Company a portion of its investment advisory fee for sub-advisory services provided to the Fund. MSIM Company is a wholly-owned subsidiary of Morgan Stanley.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $639 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.99% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $184,975.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2025, CRM was paid administrative fees of $7,371.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2025 amounted to $194 and $633 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the year ended December 31, 2025 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $3,192 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan
12

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Notes to Financial Statements — continued

are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,520,934 and $4,362,715, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$41,275	$221
Long-term capital gains	$531,061	$163,943

Undistributed ordinary income	$4,715
Undistributed long-term capital gains	8,025
Net unrealized appreciation	998,223
Other temporary differences	(9,533)
Distributable earnings	$1,001,430
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,767,604
Gross unrealized appreciation	$1,253,658
Gross unrealized depreciation	(156,288)
Net unrealized appreciation	$1,097,370
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
13

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Notes to Financial Statements — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at December 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2025.
7  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $460,430, which represents 6.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$513,863	$3,117,240	$(3,170,673)	$ —	$ —	$460,430	$18,309	460,430
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,677	$20,448	775	$8,997
Reinvestment of distributions	714	8,216	169	1,885
Shares redeemed	(2)	(30)	—	—
Net increase	2,389	$28,634	944	$10,882
Class C
Shares sold	367	$4,113	—	$ —
Reinvestment of distributions	499	5,645	149	1,636
Net increase	866	$9,758	149	$1,636
Class I
Reinvestment of distributions	47,860	$552,300	14,237	$158,883
Net increase	47,860	$552,300	14,237	$158,883
14

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Notes to Financial Statements — continued

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares sold	101	$1,155	373	$4,576
Reinvestment of distributions	535	6,175	158	1,760
Shares redeemed	(36)	(444)	—	—
Net increase	600	$6,886	531	$6,336
At December 31, 2025, EVM owned 99.3% of the value of the outstanding shares of the Fund.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
15

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Emerging Markets Focused Growth Fund and Board of Trustees of Calvert Management Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Emerging Markets Focused Growth Fund (the “Fund”), one of the funds constituting Calvert Management Series, as of December 31, 2025, related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from May 31, 2023 (commencement of operations) to December 31, 2023, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 31, 2023 to December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
16

Calvert
Emerging Markets Focused Growth Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, 163(j) interest dividends, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $60,872, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Fund designates 100.00% of distributions from net investment income as a 163(j) interest dividend.
Foreign Tax Credit. For the fiscal year ended December 31, 2025, the Fund paid foreign taxes of $45,530 and recognized foreign source income of $99,952.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $272,785 or, if subsequently determined to be different, the net capital gain of such year.
17

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CEMAX-NCSR 12.31.25

Calvert
Small/Mid-Cap Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Calvert
Small/Mid-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Schedule of Investments

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
Hexcel Corp.	30,206	$ 2,232,223
		$ 2,232,223
Automobile Components — 2.2%
Dorman Products, Inc.(1)	37,127	$ 4,573,675
		$ 4,573,675
Banks — 8.3%
Citizens Financial Group, Inc.	19,360	$ 1,130,818
Commerce Bancshares, Inc.	40,315	2,110,087
Community Financial System, Inc.	37,188	2,136,079
First Financial Bankshares, Inc.	44,735	1,336,234
Huntington Bancshares, Inc.	63,213	1,096,746
Old National Bancorp	146,430	3,266,853
SouthState Bank Corp.	42,830	4,030,731
Webster Financial Corp.	33,757	2,124,666
		$17,232,214
Biotechnology — 2.4%
Caris Life Sciences, Inc.(1)	52,758	$1,423,411
Neurocrine Biosciences, Inc.(1)	25,154	3,567,592
		$4,991,003
Building Products — 10.3%
A.O. Smith Corp.	65,891	$4,406,790
AAON, Inc.(2)	25,102	1,914,028
Advanced Drainage Systems, Inc.	20,252	2,933,097
AZZ, Inc.	32,246	3,456,126
CSW Industrials, Inc.	23,414	6,872,711
Hayward Holdings, Inc.(1)	109,601	1,693,336
		$21,276,088
Capital Markets — 2.5%
LPL Financial Holdings, Inc.	6,235	$2,226,955
Tradeweb Markets, Inc., Class A	27,526	2,960,146
		$5,187,101
Chemicals — 3.1%
Balchem Corp.	19,739	$3,027,173
Quaker Chemical Corp.	24,101	3,309,308
		$6,336,481
Construction Materials — 0.7%
Knife River Corp.(1)	19,602	$1,379,001
		$1,379,001
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.3%
Performance Food Group Co.(1)	51,992	$ 4,675,121
		$ 4,675,121
Containers & Packaging — 1.8%
AptarGroup, Inc.	30,110	$ 3,672,216
		$ 3,672,216
Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc.(1)	40,628	$ 4,119,679
		$ 4,119,679
Diversified REITs — 1.1%
Essential Properties Realty Trust, Inc.	76,127	$2,257,927
		$2,257,927
Electric Utilities — 0.8%
IDACORP, Inc.	13,427	$1,699,321
		$1,699,321
Electronic Equipment, Instruments & Components — 2.7%
Badger Meter, Inc.	21,283	$3,711,968
CDW Corp.	14,172	1,930,226
		$5,642,194
Financial Services — 1.6%
Euronet Worldwide, Inc.(1)	44,135	$3,359,115
		$3,359,115
Food Products — 1.0%
Post Holdings, Inc.(1)	20,766	$2,056,872
		$2,056,872
Ground Transportation — 0.9%
Lyft, Inc., Class A(1)	98,998	$1,917,591
		$1,917,591
Health Care Providers & Services — 2.5%
Addus HomeCare Corp.(1)	29,331	$3,149,856
Chemed Corp.	4,531	1,938,634
		$5,088,490
Health Care Technology — 1.0%
Certara, Inc.(1)	137,340	$1,209,966
HeartFlow, Inc.(1)	29,675	865,026
		$2,074,992
Hotels, Restaurants & Leisure — 6.0%
Aramark	121,893	$4,492,976
Domino's Pizza, Inc.	6,222	2,593,454

1

Calvert
Small/Mid-Cap Fund
December 31, 2025
Schedule of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	70,626	$ 5,336,500
		$ 12,422,930
Household Durables — 1.4%
Meritage Homes Corp.	14,557	$ 957,851
NVR, Inc.(1)	282	2,056,561
		$ 3,014,412
Industrial REITs — 2.0%
EastGroup Properties, Inc.	14,378	$ 2,561,297
Rexford Industrial Realty, Inc.	38,794	1,502,104
		$4,063,401
Insurance — 7.8%
Arch Capital Group Ltd.(1)	12,435	$1,192,765
Cincinnati Financial Corp.	21,692	3,542,738
First American Financial Corp.	31,793	1,953,362
Hamilton Insurance Group Ltd., Class B(1)	114,602	3,197,396
Kinsale Capital Group, Inc.	5,085	1,988,845
Ryan Specialty Holdings, Inc.	39,194	2,023,586
White Mountains Insurance Group Ltd.	1,029	2,138,293
		$16,036,985
IT Services — 0.3%
Wix.com Ltd.(1)	6,681	$694,089
		$694,089
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	37,453	$2,202,611
		$2,202,611
Machinery — 10.9%
Atmus Filtration Technologies, Inc.	61,111	$3,172,272
Donaldson Co., Inc.	63,132	5,597,283
ESCO Technologies, Inc.	10,877	2,125,257
Franklin Electric Co., Inc.	48,327	4,616,678
Graco, Inc.	46,792	3,835,540
Nordson Corp.	12,867	3,093,613
		$22,440,643
Multi-Utilities — 0.8%
NiSource, Inc.	39,626	$1,654,782
		$1,654,782
Pharmaceuticals — 1.8%
Royalty Pharma PLC, Class A	96,812	$3,740,816
		$3,740,816
Security	Shares	Value
Professional Services — 1.9%
CBIZ, Inc.(1)	76,573	$ 3,863,108
		$ 3,863,108
Residential REITs — 1.5%
Equity LifeStyle Properties, Inc.	49,799	$ 3,018,317
		$ 3,018,317
Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc.(1)	56,180	$ 1,482,029
Diodes, Inc.(1)	52,174	2,574,265
ON Semiconductor Corp.(1)	39,641	2,146,560
		$6,202,854
Software — 4.1%
CCC Intelligent Solutions Holdings, Inc.(1)	383,544	$3,049,175
Descartes Systems Group, Inc.(1)	23,186	2,032,485
Manhattan Associates, Inc.(1)	8,304	1,439,166
SPS Commerce, Inc.(1)	7,963	709,742
Tyler Technologies, Inc.(1)	2,634	1,195,704
		$8,426,272
Specialized REITs — 1.4%
Lamar Advertising Co., Class A	23,712	$3,001,465
		$3,001,465
Specialty Retail — 4.0%
Burlington Stores, Inc.(1)	16,015	$4,625,933
Valvoline, Inc.(1)	123,258	3,581,877
		$8,207,810
Textiles, Apparel & Luxury Goods — 2.1%
Steven Madden Ltd.	102,828	$4,281,758
		$4,281,758
Trading Companies & Distributors — 1.9%
Core & Main, Inc., Class A(1)	74,084	$3,850,144
		$3,850,144
Total Common Stocks (identified cost $195,427,059)		$206,893,701

2

Calvert
Small/Mid-Cap Fund
December 31, 2025
Schedule of Investments — continued

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	1,274	$ 1,274
Total Short-Term Investments (identified cost $1,274)		$ 1,274
Total Investments — 100.3% (identified cost $195,428,333)		$206,894,975
Other Assets, Less Liabilities — (0.3)%		$ (666,612)
Net Assets — 100.0%		$206,228,363

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $1,894,813.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts
3

Calvert
Small/Mid-Cap Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $195,427,059) - including $1,894,813 of securities on loan	$206,893,701
Investments in securities of affiliated issuers, at value (identified cost $1,274)	1,274
Receivable for investments sold	152,947
Receivable for capital shares sold	85,665
Dividends receivable	181,365
Dividends receivable - affiliated	2,116
Securities lending income receivable	506
Receivable from affiliates	22,800
Trustees' deferred compensation plan	170,157
Total assets	$207,510,531
Liabilities
Payable for line of credit	$360,000
Payable for capital shares redeemed	453,530
Payable to affiliates:
Investment advisory fee	91,089
Administrative fee	21,668
Distribution and service fees	35,516
Sub-transfer agency fee	5,339
Trustees' deferred compensation plan	170,157
Accrued expenses	144,869
Total liabilities	$1,282,168
Net Assets	$206,228,363
Sources of Net Assets
Paid-in capital	$196,186,440
Distributable earnings	10,041,923
Net Assets	$206,228,363
Class A Shares
Net Assets	$153,302,156
Shares Outstanding	6,603,745
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.21
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$24.50
Class C Shares
Net Assets	$2,370,514
Shares Outstanding	132,870
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.84
4
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Statement of Assets and Liabilities — continued

December 31, 2025
Class I Shares
Net Assets	$50,555,693
Shares Outstanding	2,069,726
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income	$1,061,386
Dividend income - affiliated issuers	19,668
Securities lending income, net	2,877
Total investment income	$1,083,931
Expenses
Investment advisory fee	$435,126
Administrative fee	103,396
Distribution and service fees:
Class A	164,319
Class C	7,851
Trustees' fees and expenses	6,864
Custodian fees	4,095
Transfer agency fees and expenses	110,369
Accounting fees	22,088
Professional fees	74,713
Registration fees	54,759
Reports to shareholders	30,053
Miscellaneous	14,925
Total expenses	$1,028,558
Waiver and/or reimbursement of expenses by affiliates	$(88,802)
Net expenses	$939,756
Net investment income	$144,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$2,586,716
Net realized gain	$2,586,716
Change in unrealized appreciation (depreciation):
Investment securities	$(13,008,126)
Net change in unrealized appreciation (depreciation)	$(13,008,126)
Net realized and unrealized loss	$(10,421,410)
Net decrease in net assets from operations	$(10,277,235)
6
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$144,175	$77,072
Net realized gain	2,586,716	9,376,199(1)
Net change in unrealized appreciation (depreciation)	(13,008,126)	(2,429,597)
Net increase (decrease) in net assets from operations	$(10,277,235)	$7,023,674
Distributions to shareholders:
Class A	$(6,539,364)	$(1,829,477)
Class C	(126,448)	(5,404)
Class I	(2,115,104)	(400,591)
Total distributions to shareholders	$(8,780,916)	$(2,235,472)
Capital share transactions (see Note 8):
Class A	$140,941,232	$(1,474,258)
Class C	2,556,816	(7,854)
Class I	49,218,335	(31,961,062)
Net increase (decrease) in net assets from capital share transactions	$192,716,383	$(33,443,174)
Net increase (decrease) in net assets	$173,658,232	$(28,654,972)
Net Assets
At beginning of year	$32,570,131	$61,225,103
At end of year	$206,228,363	$32,570,131

(1)	Includes $615,678 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$25.63	$24.84	$22.04	$27.86	$26.63
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.00(2)	$(0.03)	$(0.03)	$(0.09)
Net realized and unrealized gain (loss)	(1.44)	2.63	2.99	(4.70)	5.02
Total income (loss) from operations	$(1.41)	$2.63	$2.96	$(4.73)	$4.93
Less Distributions
From net investment income	$(0.02)	$(0.04)	$ —	$ —	$ —
From net realized gain	(0.99)	(1.80)	(0.16)	(1.09)	(3.70)
Total distributions	$(1.01)	$(1.84)	$(0.16)	$(1.09)	$(3.70)
Net asset value — End of year	$23.21	$25.63	$24.84	$22.04	$27.86
Total Return(3)	(5.59)%	10.25%	13.44%	(17.09)%	18.87%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$153,302	$26,529	$27,175	$26,123	$35,483
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.25%	1.30%	1.27%	1.25%	1.18%
Net expenses	1.14%(5)	1.15%(5)(6)	1.18%(5)	1.20%(5)	1.18%
Net investment income (loss)	0.11%	0.01%	(0.13)%	(0.14)%	(0.29)%
Portfolio Turnover	48%	42%	43%	40%	58%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$20.07	$19.91	$17.83	$22.96	$22.67
Income (Loss) From Operations
Net investment loss(1)	$(0.11)	$(0.16)	$(0.18)	$(0.19)	$(0.26)
Net realized and unrealized gain (loss)	(1.13)	2.12	2.42	(3.85)	4.25
Total income (loss) from operations	$(1.24)	$1.96	$2.24	$(4.04)	$3.99
Less Distributions
From net realized gain	$(0.99)	$(1.80)	$(0.16)	$(1.09)	$(3.70)
Total distributions	$(0.99)	$(1.80)	$(0.16)	$(1.09)	$(3.70)
Net asset value — End of year	$17.84	$20.07	$19.91	$17.83	$22.96
Total Return(2)	(6.31)%	9.41%	12.58%	(17.73)%	18.02%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,371	$58	$67	$206	$594
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.93%	2.05%	2.00%	2.00%	1.93%
Net expenses	1.89%(4)	1.90%(4)(5)	1.94%(4)	1.95%(4)	1.93%
Net investment loss	(0.58)%	(0.75)%	(0.95)%	(0.95)%	(1.05)%
Portfolio Turnover	48%	42%	43%	40%	58%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(5)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$26.88	$25.97	$22.97	$28.92	$27.45
Income (Loss) From Operations
Net investment income (loss)(1)	$0.10	$0.06	$0.03	$0.03	$(0.01)
Net realized and unrealized gain (loss)	(1.52)	2.76	3.13	(4.89)	5.18
Total income (loss) from operations	$(1.42)	$2.82	$3.16	$(4.86)	$5.17
Less Distributions
From net investment income	$(0.04)	$(0.11)	$ —	$ —	$ —
From net realized gain	(0.99)	(1.80)	(0.16)	(1.09)	(3.70)
Total distributions	$(1.03)	$(1.91)	$(0.16)	$(1.09)	$(3.70)
Net asset value — End of year	$24.43	$26.88	$25.97	$22.97	$28.92
Total Return(2)	(5.32)%	10.48%	13.77%	(16.91)%	19.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,556	$5,983	$33,984	$25,757	$32,497
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.97%	1.01%	1.02%	1.00%	0.93%
Net expenses	0.89%(4)	0.90%(4)(5)	0.93%(4)	0.95%(4)	0.93%
Net investment income (loss)	0.39%	0.23%	0.13%	0.11%	(0.01)%
Portfolio Turnover	48%	42%	43%	40%	58%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(5)	Includes interest expense of 0.01% of average daily net assets for the year ended December 31, 2024.
Financial information from January 1, 2020 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Note 1 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Small/Mid-Cap Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide growth of capital. The Fund is the accounting successor to the Eaton Vance Special Equities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023. The Fund also inherited the Predecessor Fund’s historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Small/Mid-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$206,893,701(1)	$ —	$ —	$206,893,701
Short-Term Investments	1,274	—	—	1,274
Total Investments	$206,894,975	$ —	$ —	$206,894,975

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
12

Calvert
Small/Mid-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
Pursuant to an advisory agreement between the Fund and Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays CRM a fee as compensation for investment advisory services provided to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.505%
$500 million but less than $1 billion	0.480%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.435%
$5 billion and over	0.420%
For the year ended December 31, 2025, the investment advisory fee amounted to $435,126 or 0.505% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment advisory fee paid was reduced by $600 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (related to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89% and 0.89% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect through September 15, 2028. For the year ended December 31, 2025, CRM waived and/or reimbursed expenses of $88,202.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2025, the administrative fee amounted to $103,396.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2025 amounted to $164,319 and $7,851 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,417 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $7,279 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases
13

Calvert
Small/Mid-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
Purchases and sales of investments, other than short-term obligations, aggregated $42,384,074 and $56,741,926, respectively, for the year ended December 31, 2025.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$677,611	$66,752
Long-term capital gains	$8,103,305	$2,168,720
During the year ended December 31, 2025, distributable earnings was decreased by $498,815 and paid-in capital was increased by $498,815 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Post October capital losses	$(1,156,267)
Net unrealized appreciation	11,198,190
Distributable earnings	$10,041,923
At December 31, 2025, the Fund had a net capital loss of $1,156,267 attributable to security transactions incurred after October 31, 2025 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2026.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$195,696,785
Gross unrealized appreciation	$22,048,317
Gross unrealized depreciation	(10,850,127)
Net unrealized appreciation	$11,198,190
14

Calvert
Small/Mid-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2025, the total value of securities on loan was $1,894,813 and the total value of collateral received was $1,995,431, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At December 31, 2025, the Fund had a balance outstanding pursuant to this line of credit of $360,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2025. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2025. The Fund’s average borrowings and allocated fees for the year ended December 31, 2025 were not significant.
7  Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,274, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$416,828	$25,324,009	$(25,739,563)	$ —	$ —	$1,274	$19,668	1,274
15

Calvert
Small/Mid-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	276,443	$6,996,126	18,290	$487,887
Issued in connection with tax-free reorganization (see Note 9)	5,547,427	140,284,552	—	—
Reinvestment of distributions	260,845	6,221,164	56,801	1,530,783
Shares redeemed	(515,880)	(12,560,610)	(134,053)	(3,492,928)
Net increase (decrease)	5,568,835	$140,941,232	(58,962)	$(1,474,258)
Class C
Shares sold	14,341	$274,679	1,715	$35,848
Issued in connection with tax-free reorganization (see Note 9)	125,188	2,465,317	—	—
Reinvestment of distributions	6,797	124,648	256	5,404
Shares redeemed	(16,347)	(307,828)	(2,423)	(49,106)
Net increase (decrease)	129,979	$2,556,816	(452)	$(7,854)
Class I
Shares sold	295,689	$7,625,491	254,952	$7,085,069
Issued in connection with tax-free reorganization (see Note 9)	2,031,307	53,949,712	—	—
Reinvestment of distributions	83,744	2,101,136	13,942	393,873
Shares redeemed	(563,641)	(14,458,004)	(1,355,016)	(39,440,004)
Net increase (decrease)	1,847,099	$49,218,335	(1,086,122)	$(31,961,062)
9  Reorganization
As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by CRM with substantially similar investment objectives and policies. The reorganization was accomplished by a tax-free exchange of 5,547,427 shares of Class A of the Fund (valued at $140,284,552) for the 4,446,226 shares of Class A of Calvert Mid-Cap Fund, 125,188 shares of Class C of the Fund (valued at $2,465,317) for the 155,735 shares of Class C of Calvert Mid-Cap Fund and 2,031,307 shares of Class I of the Fund (valued at $53,949,712) for the 1,325,404 shares of Class I of Calvert Mid-Cap Fund, each outstanding on September 12, 2025.
The investment portfolio of Calvert Mid-Cap Fund, with a fair value of $199,360,018 and identified cost of $183,490,644 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Calvert Mid-Cap Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $34,994,416. The net assets of Calvert Mid-Cap Fund at that date of $196,699,581, including $44,870 of accumulated net realized losses and $15,869,374 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $231,693,997.
Assuming the acquisition had been completed on January 1, 2025, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended December 31, 2025 are as follows:
16

Calvert
Small/Mid-Cap Fund
December 31, 2025
Notes to Financial Statements — continued

Net investment income	$313,422
Net realized and unrealized gain (loss)	$(39,657,771)
Net decrease in net assets from operations	$(39,344,349)
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Calvert Mid-Cap Fund that have been included in the Fund’s Statement of Operations since September 12, 2025.
17

Calvert
Small/Mid-Cap Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Small/Mid-Cap Fund and Board of Trustees of Calvert Management Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Small/Mid-Cap Fund (the “Fund”), one of the funds constituting Calvert Management Series, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Calvert investment companies since 2021.
18

Calvert
Small/Mid-Cap Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $765,875, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 73.01% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $3,841,387 or, if subsequently determined to be different, the net capital gain of such year.
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CMPAX-NCSR 12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 24, 2026